UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4920

WASATCH FUNDS, INC.

(Exact name of registrant as specified in charter)

150 Social Hall Avenue 4th Floor Salt Lake City, Utah	84111
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds, Inc. 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 553-0777

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Item 1.	Schedule of Investments.

CORE GROWTH FUND - Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS 99.1%

	Aerospace and Defense 0.5%
691,180	DataPath, Inc.* *** +	$7,602,980

	Auto Parts - After Market 0.4%
255,818	Aftermarket Technology Corp.*	6,357,077

	Banks 8.8%
819,755	Commerce Bancorp, Inc.	29,240,661
474,887	First Community Bancorp	28,056,324
1,609,505	HDFC Bank Ltd.	27,783,957
872,698	UCBH Holding, Inc.	14,434,425
6,239,991	UTI Bank Ltd.	36,721,830

		136,237,197

	Biotechnology Research and Production 0.7%
299,884	Charles River Laboratories International, Inc.*	11,035,731

	Commercial Services and Supplies 7.6%
2,730,065	Copart, Inc.*	67,050,396
293,793	Gevity HR, Inc.	7,800,204
975,464	Waste Connections, Inc.*	35,506,890
777,686	WCA Waste Corp.*	6,415,910

		116,773,400

	Computer Services Software and Systems 4.7%
184,901	CACI International, Inc., Class A*	10,785,275
662,539	Kanbay International, Inc.*	9,633,317
891,765	QLogic Corp.*	15,374,029
1,389,565	SRA International, Inc., Class A*	37,004,116

		72,796,737

	Computers and Peripherals 0.3%
3,201,785	Torex Retail plc	4,095,564

	Diversified Financial Services 1.6%
994,995	Housing Development Finance Corp. Ltd.	24,592,945

	Education Services 3.6%
686,901	Laureate Education, Inc.*	29,282,590
157,546	Strayer Education, Inc.	15,300,868
529,371	Universal Technical Institute, Inc.*	11,656,749

		56,240,207

	Electronics - Medical Systems 1.0%
318,200	Haemonetics Corp.*	14,799,482

	Electronics - Semiconductors/Components 4.7%
1,502,202	ASE Test Ltd.*	13,639,994
1,271,664	Micrel, Inc.*	12,729,357
763,388	Silicon Laboratories, Inc.*	26,833,088
386,437	SiRF Technology Holdings, Inc.*	12,451,000
262,594	Tessera Technologies, Inc.*	7,221,335

		72,874,774

	Energy Equipment and Services 1.5%
311,380	Calfrac Well Services Ltd.	6,695,144
959,025	TGS Nopec Geophysical Co. ASA*	16,935,744

		23,630,888

	Engineering and Contracting Services 1.1%
394,418	URS Corp.*	16,565,556

	Finance Companies 1.6%
399,705	Dollar Financial Corp.*	7,194,690
559,452	United PanAm Financial Corp.*	17,007,341

		24,202,031

	Finance - Small Loan 3.4%
1,863,099	AmeriCredit Corp.*	52,017,724

	Financial Information Services 1.1%
374,922	FactSet Research Systems, Inc.	17,733,811

	Financial - Miscellaneous 5.3%
392,903	Brown & Brown, Inc.	11,480,626
590,780	Fidelity National Financial, Inc.	23,010,881
1,119,500	First American Corp.	47,321,265

		81,812,772

	Food Products 0.0%
17,526	Perdigao S.A.	168,087

	Health Care Facilities 5.5%
881,444	Pharmaceutical Product Development, Inc.	30,956,313
535,367	Sunrise Senior Living, Inc.*	14,802,898
1,301,419	United Surgical Partners International, Inc.*	39,133,669

		84,892,880

	Health Care Management Services 4.2%
384,223	AMERIGROUP Corp.*	11,926,282
880,739	Pediatrix Medical Group, Inc.*	39,897,477
262,189	WellCare Health Plans, Inc.*	12,860,370

		64,684,129

	Health Care Services 1.5%
628,306	Lincare Holdings, Inc.*	23,775,099

	Home Building 6.4%
919,608	D.R. Horton, Inc.	21,905,062
733,501	M.D.C. Holdings, Inc.	38,090,707
79,207	NVR, Inc.*	38,910,439

		98,906,208

	Insurance 1.4%
804,243	Hub International Ltd.	21,079,209

CORE GROWTH FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Investment Management Companies 2.0%
600	Brantley Mezzanine Finance, LLC* ** *** +	$—
620,359	SEI Investments Co.	30,323,148

		30,323,148

	Leisure Time 4.8%
512,519	Life Time Fitness, Inc.*	23,714,254
1,155,657	Pool Corp.	50,421,315

		74,135,569

	Machinery 0.6%
123,688	Hydril Co.*	9,711,982

	Medical and Dental Instruments and Supplies 1.8%
1,576,187	PSS World Medical, Inc.*	27,819,701

	Medical Services 0.6%
412,459	PRA International*	9,185,462

	Oil and Gas 0.5%
445,260	Highpine Oil & Gas Ltd.*	7,419,670

	Real Estate Investment Trusts (REIT) 4.6%
1,704,422	Anworth Mortgage Asset Corp.	14,146,703
1,698,240	HomeBanc Corp.	13,484,026
857,971	MortgageIT Holdings, Inc.	10,347,130
685,482	Redwood Trust, Inc.	33,472,086

		71,449,945

	Rental and Leasing Services - Consumer 0.8%
449,610	Aaron Rents, Inc.	12,085,517

	Retail 12.0%
46,805	Bijou Brigitte AG	12,505,240
863,862	Global Imaging Systems, Inc.*	35,660,223
621,649	Guitar Center, Inc.*	27,644,731
311,119	Lithia Motors, Inc., Class A	9,433,128
693,337	MSC Industrial Direct Co., Inc., Class A	32,982,041
1,895,219	O’Reilly Automotive, Inc.*	59,111,881
330,590	Sonic Automotive, Inc.	7,332,486

		184,669,730

	Road and Rail 0.5%
392,445	Localiza Rent A Car S.A.	7,527,833

	Savings and Loans 0.9%
2,211,897	W Holding Co., Inc.	14,709,115

	Securities Brokerage and Services 0.6%
161,713	GFI Group, Inc.*	8,724,416

	Textiles, Apparel and Luxury Goods 0.3%
2,428,500	Ports Design Ltd.	3,908,463

	Truckers 1.7%
1,283,874	Knight Transportation, Inc.	25,934,255

	Wholesalers 0.5%
346,430	Beacon Roofing Supply, Inc.*	7,624,913

	Total Common Stocks (cost $1,226,579,605)	1,528,104,207

	PREFERRED STOCKS 0.3%

	Machinery 0.3%
1,086,890	Weg S.A.	4,310,384

	Total Preferred Stocks (cost $4,221,267)	4,310,384

Principal Amount		Value
	CORPORATE BONDS 0.2%

	Investment Management Companies 0.2%
$3,000,000	Brantley Mezzanine Finance, LLC, 10.00%, 9/21/09*** + ^	$2,724,600

	Total Corporate Bonds (cost $2,957,922)	2,724,600

	Total Investments (cost $1,233,758,794) 99.6%	1,535,139,191
	Other Assets less Liabilities 0.4%	5,946,804

	NET ASSETS 100.0%	$1,541,085,995

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

^Defaulted security.

See notes to schedules of investments.

GLOBAL SCIENCE & TECHNOLOGY FUND - Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS 97.4%

	Aerospace 0.8%
40,535	Argon ST, Inc.*	$1,079,447

	Banks 1.2%
16,200	Banco Nossa Caixa S.A. (Brazil)	344,442
71,225	HDFC Bank Ltd. (India)	1,229,516

		1,573,958

	Biotechnology 0.2%
18,800	Pharmion Corp.*	320,164

	Biotechnology Research and Production 1.9%
24,045	ArthroCare Corp.*	1,010,130
16,495	Celgene Corp.*	782,358
58,000	Immunicon Corp.*	302,180
33,375	Neurochem, Inc.* (Canada)	351,439

		2,446,107

	Building Products 0.4%
117,875	IVRCL Infrastructure and Projects Ltd. (India)	581,924

	Casinos and Gambling 0.9%
35,782	Shuffle Master, Inc.*	1,172,934

	Chemicals 0.4%
15,190	Cabot Microelectronics Corp.*	460,409

	Commercial Services and Supplies 0.7%
5,154	CoStar Group, Inc.*	308,364
22,420	eBay, Inc.*	656,682

		965,046

	Communications Technology 2.9%
13,660	Corning, Inc.*	330,435
100,075	Novatel Wireless, Inc.*	1,038,779
33,075	QUALCOMM, Inc.	1,325,315
56,260	Sonus Networks, Inc.*	278,487
21,250	WebEx Communications, Inc.*	755,225

		3,728,241

	Computer Services Software and Systems 12.0%
46,125	Adobe Systems, Inc.*	1,400,355
43,540	Cognizant Technology Solutions Corp., Class A*	2,933,290
13,800	F5 Networks, Inc.*	738,024
2,375	Google, Inc., Class A*	995,909
190,050	Kana Software, Inc.*	351,592
90,795	Kanbay International, Inc.*	1,320,159
19,675	NeuStar, Inc., Class A*	664,031
105,010	Opnet Technologies, Inc.*	1,360,930
97,870	QLogic Corp.*	1,687,279
93,360	SRA International, Inc., Class A*	2,486,177
34,540	Unica Corp.*	341,946
62,400	Websense, Inc.*	1,281,696

		15,561,388

	Computer Technology 1.5%
15,895	Apple Computer, Inc.*	907,922
8,735	SanDisk Corp.*	445,310
34,610	Trident Microsystems, Inc.*	656,898

		2,010,130

	Computers and Peripherals 0.7%
82,000	Catcher Technology Co. Ltd. (Taiwan)	868,649

	Diversified Financial Services 1.0%
40,115	Housing Development Finance Corp. Ltd. (India)	991,509
253,285	Infrastructure Development Finance Company Ltd.* (India)	297,284

		1,288,793

	Diversified Telecommunication Services 1.6%
255,667	Astra Microwave Products Ltd. (India)	1,031,472
44,060	Option N.V.* (Belgium)	1,055,581

		2,087,053

	Drugs and Pharmaceuticals 0.8%
87,045	ISTA Pharmaceuticals, Inc.*	628,465
41,355	Novacea, Inc. *	375,090

		1,003,555

	Electrical and Electronics 1.7%
104,180	Power Integrations, Inc.*	1,821,066
22,270	TTM Technologies, Inc.*	322,247

		2,143,313

	Electrical Equipment 2.2%
608,000	Magnecomp International Ltd. (Singapore)	307,187
1,529,125	Unisteel Technology Ltd. (Singapore)	1,767,272
812,900	XAC Automation Corporation (Taiwan)	735,600

		2,810,059

	Electronic Equipment and Instruments 2.0%
1,856,793	Innovalues Precision Ltd. (Singapore)	838,453
3,915	Samsung Electronics Co. Ltd. GDR (Korea)	1,230,289
293,440	Syntech Information Co. Ltd. (Taiwan)	500,259

		2,569,001

	Electronics 0.7%
96,655	Nu Horizons Electronics Corp.*	932,721

	Electronics - Medical Systems 2.4%
12,120	Intuitive Surgical, Inc.*	1,429,797
22,110	Medtronic, Inc.	1,037,401
34,215	NXStage Medical, Inc.*	298,697
20,710	Somanetics Corp.*	395,561

		3,161,456

GLOBAL SCIENCE & TECHNOLOGY FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Electronics - Semiconductors/Components 21.4%
62,085	Advanced Analogic Technologies, Inc.*	$650,651
25,795	Advanced Micro Devices, Inc.*	629,914
114,150	ASE Test Ltd.* (Taiwan)	1,036,482
19,925	Broadcom Corp., Class A*	598,746
102,072	Cascade Microtech, Inc.*	1,169,745
35,170	Intel Corp.	666,471
124,850	Leadis Technology, Inc.*	689,172
23,520	Marvell Technology Group Ltd.* (Bermuda)	1,042,642
89,290	Maxim Integrated Products, Inc.+++	2,867,102
263,345	Micrel, Inc.*	2,636,083
64,215	Microchip Technology, Inc.	2,154,413
25,600	Microsemi Corp.*	624,128
92,300	MIPS Technologies, Inc.*	560,261
82,070	National Semiconductor Corp.	1,957,370
20,975	Netlogic Microsystems, Inc.*	676,444
173,875	ON Semiconductor Corp.*	1,022,385
229,260	PLX Technology, Inc.*	2,801,557
65,000	PMC-Sierra, Inc.*	611,000
43,410	Silicon Laboratories, Inc.*	1,525,862
20,338	SiRF Technology Holdings, Inc.*	655,290
64,250	Techwell, Inc.*	684,262
43,250	Tessera Technologies, Inc.*	1,189,375
42,865	Texas Instruments, Inc.	1,298,381

		27,747,736

	Energy Equipment and Services 2.2%
1,772,010	Advanced Holdings Ltd. (Singapore)	677,066
122,000	TGS Nopec Geophysical Co. ASA* (Norway)	2,154,439

		2,831,505

	Food and Drug Retailing 0.7%
47,200	Sugi Pharmacy Co. Ltd. (Japan)	936,410

	Food Products 0.0%
4,146	Perdigao S.A. (Brazil)	39,763

	Health Care Equipment and Supplies 4.3%
5,239,270	LMA International N.V.* (Singapore)	2,531,288
102,515	RaySearch Laboratories AB* (Sweden)	1,906,528
4,335	Straumann Holding AG (Switzerland)	1,103,303

		5,541,119

	Health Care Facilities 1.5%
65,200	United Surgical Partners International, Inc.*	1,960,564

	Health Care Providers and Services 1.1%
33,915	Diagnosticos da America S.A.* (Brazil)	674,067
13,465	Icon plc ADR* (Ireland)	744,615

		1,418,682

	Internet and Catalog Retail 1.1%
38,710	Submarino S.A. (Brazil)	778,136
17,355	Submarino S.A. GDR*** (Brazil)	697,730

		1,475,866

	Internet Software and Services 0.7%
230,625	Opera Software ASA* (Norway)	884,883

	Leisure Equipment and Products 0.8%
47,000	Largan Precision Co. Ltd. (Taiwan)	1,005,930

	Machinery 3.4%
59,585	Bharat Forge Ltd. (India)	407,796
8,640	Hydril Co.*	678,413
4,195,950	MMI Holdings Ltd. (Singapore)	1,894,723
95,400	Pason Systems, Inc. (Canada)	1,397,411

		4,378,343

	Medical and Dental Instruments and Supplies 7.5%
75,690	Abaxis, Inc.*	1,693,185
37,410	Cyberonics, Inc.*	797,581
22,010	Dexcom, Inc.*	298,896
56,535	Enpath Medical, Inc.*	643,368
36,765	FoxHollow Technologies, Inc.*	1,004,420
102,080	IntraLase Corp.*	1,708,819
17,975	Kinetic Concepts, Inc.*	793,596
18,610	Kyphon, Inc.*	713,880
54,030	NuVasive, Inc.*	984,967
13,030	Techne Corp.*	663,488
52,835	VNUS Medical Technologies, Inc.*	442,757

		9,744,957

	Medical Services 0.2%
14,350	PRA International*	319,574

	Miscellaneous Materials and Commodities 0.9%
50,085	Symyx Technologies, Inc.*	1,209,553

	Personal Products 0.6%
73,225	Natura Cosmeticos S.A. (Brazil)	768,296

	Production Technology Equipment 2.1%
30,420	Eagle Test Systems, Inc.*	426,488
107,430	inTEST Corp.*	441,537
36,855	Intevac, Inc.*	799,017
31,970	Nanometrics, Inc.*	317,462
55,665	Rudolph Technologies, Inc.*	807,143

		2,791,647

	Real Estate 0.6%
58,550	Mahindra Gesco Developers Ltd.* (India)	774,626

GLOBAL SCIENCE & TECHNOLOGY FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Road and Rail 0.8%
55,010	Localiza Rent A Car S.A. (Brazil)	$1,055,195

	Semiconductor Equipment and Products 5.2%
9,090	austriamicrosystems AG* (Austria)	469,379
718,600	Holtek Semiconductor, Inc. (Taiwan)	1,342,700
351,756	O2Micro International Ltd. ADR* (Cayman Islands)	2,705,004
57,540	PSi Technologies Holdings, Inc. ADR* (Philippines)	47,183
17,420	SEZ Holding AG* (Switzerland)	445,135
194,050	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	1,781,380

		6,790,781

	Software 4.7%
43,920	Belzberg Technologies, Inc.* (Canada)	310,847
85,520	Datasul S.A.* (Brazil)	725,349
42,510	Duzon Digital Ware Co. Ltd. (Korea)	734,785
113,000	Hexaware Tech. Ltd. (India)	334,222
45,500	Infosys Technologies Ltd. (India)	3,054,540
1,800,000	Kingdee International Software Group Co. Ltd. (Hong Kong)	660,504
4,650	NCsoft Corp.* (Korea)	267,100

		6,087,347

	Transportation - Miscellaneous 0.2%
43,845	Traffic.com, Inc.*	245,094

	Utilities - Water 0.3%
243,525	Hyflux Ltd. (Singapore)	362,965

	Wireless Telecommunication Services 1.1%
834,425	America Movil S.A. de C.V., Series L (Mexico)	1,401,183

	Total Common Stocks (cost $116,570,991)	126,536,367

	PREFERRED STOCKS 1.9%

	Communications Technology 0.1%
30,265	Incipient, Inc., Series D Pfd.* *** +	139,219
6,528	Xtera Communications, Inc., Series A-1 Pfd.* *** +	7,076

		146,295

	Computer Technology 0.2%
78,502	BlueArc Corp., Series DD Pfd.* *** +	324,998

	Drugs and Pharmaceuticals 0.1%
283,018	Point Biomedical Corp., Series F Pfd.* *** +	105,000

	Machinery 0.8%
257,115	Weg S.A. Pfd. (Brazil)	1,019,665

	Media 0.6%
1,324,300	Net Servicos de Comunicacao S.A., Series 4 Pfd. (Brazil)	716,169

	Utilities - Telecommunications 0.1%
17,684	Neutral Tandem, Inc., Series C Pfd.* *** +	111,107

	Total Preferred Stocks (cost $2,362,112)	2,423,234

	LIMITED PARTNERSHIP INTEREST 0.1%

	Other 0.1%
	Montagu Newhall Global Partners II-B, L.P.* *** +	160,987

	Total Limited Partnership Interest (cost $174,644)	160,987

	WARRANTS 0.5%

	Drugs and Pharmaceuticals 0.0%
3,832	Acusphere, Inc. expiring 8/2/08* *** +	—
768	Acusphere, Inc. expiring 10/20/08* *** +	—
84,905	Point Biomedical Corp. expiring 2/16/12* *** +	—

		—

	Transportation Infrastructure 0.5%
1,697,000	Goodpack Ltd. expiring 4/13/07* (Singapore)	616,253

	Total Warrants (cost $819,274)	616,253

Number of Contracts		Value
	PUT OPTIONS PURCHASED 0.1%
240	Kinetic Concepts, Inc. expiring 1/20/07, exercise price $40	$141,600

	Total Put Options Purchased (premium $173,251)	141,600

GLOBAL SCIENCE & TECHNOLOGY FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Value
Total Investments (cost $120,100,272) 100.0%	$129,878,441
Other Assets less Liabilities 0.0%	29,903

NET ASSETS 100.0%	$129,908,344

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for purchase commitments (see Note 7).

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See notes to schedules of investments.

At June 30, 2006, Wasatch Global Science & Technology Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Austria	0.4
Belgium	0.8
Bermuda	0.8
Brazil	5.3
Canada	1.6
Cayman Islands	2.1
Hong Kong	0.5
India	6.7
Ireland	0.6
Japan	0.7
Korea	1.7
Mexico	1.1
Norway	2.3
Philippines	< 0.1
Singapore	6.9
Sweden	1.5
Switzerland	1.2
Taiwan	5.6
United States	60.2

Total	100.0%

HERITAGE GROWTH FUND - Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS 99.3%

	Banks 5.4%
133,520	Commerce Bancorp, Inc.	$4,762,659
141,510	New York Community Bancorp, Inc.	2,336,330
136,000	North Fork Bancorporation, Inc.	4,103,120
119,845	TCF Financial Corp.	3,169,900

		14,372,009

	Commercial Services and Supplies 1.3%
72,310	eBay, Inc.*	2,117,960
55,537	IAC/InterActiveCorp*	1,471,175

		3,589,135

	Communications Technology 1.9%
67,130	Cisco Systems, Inc.*	1,311,049
48,565	L-3 Communications Holdings, Inc.	3,662,772

		4,973,821

	Computer Services Software and Systems 4.6%
97,275	Affiliated Computer Services, Inc., Class A*	5,020,363
26,045	Cognizant Technology Solutions Corp., Class A*	1,754,652
245,100	QLogic Corp.*	4,225,524
66,530	Websense, Inc.*	1,366,526

		12,367,065

	Computer Technology 2.0%
212,960	Dell, Inc.*	5,198,354

	Diversified Financial Services 2.7%
111,000	Countrywide Financial Corp.	4,226,880
117,250	Housing Development Finance Corp. Ltd.	2,898,027

		7,124,907

	Drugs and Pharmaceuticals 1.5%
37,695	Forest Laboratories, Inc.*	1,458,420
81,000	Teva Pharmaceutical Industries Ltd. ADR	2,558,790

		4,017,210

	Education Services 4.1%
209,905	Apollo Group, Inc., Class A*	10,845,791

	Electronics 2.4%
116,030	Amphenol Corp., Class A	6,493,039

	Electronics - Medical Systems 1.0%
57,525	Medtronic, Inc.	2,699,073

	Electronics - Semiconductors/Components 8.1%
176,550	Linear Technology Corp.	5,912,659
50,685	Marvell Technology Group Ltd.*	2,246,866
182,820	Maxim Integrated Products, Inc.	5,870,350
85,380	Microchip Technology, Inc.	2,864,499
194,875	National Semiconductor Corp.	4,647,769

		21,542,143

	Energy - Miscellaneous 1.1%
99,000	Chesapeake Energy Corp.	2,994,750

	Finance Companies 1.8%
56,750	Capital One Financial Corp.	4,849,287

	Finance - Small Loan 1.3%
124,000	AmeriCredit Corp.*	3,462,080

	Financial Data Processing Services and Systems 2.2%
35,940	Alliance Data Systems Corp.*	2,113,991
80,275	Fiserv, Inc.*	3,641,274

		5,755,265

	Financial - Miscellaneous 1.7%
72,000	Fidelity National Financial, Inc.	2,804,400
40,500	First American Corp.	1,711,935

		4,516,335

	Health Care Facilities 1.6%
72,825	Quest Diagnostics, Inc.	4,363,674

	Health Care Management Services 7.6%
57,750	AMERIGROUP Corp.*	1,792,560
146,460	Caremark Rx, Inc.	7,303,960
58,750	UnitedHealth Group, Inc.	2,630,825
117,250	WellPoint, Inc.*	8,532,283

		20,259,628

	Health Care Services 2.3%
158,825	Lincare Holdings, Inc.*	6,009,938

	Home Building 6.5%
138,920	D.R. Horton, Inc.	3,309,074
101,250	Lennar Corp., Class A	4,492,462
42,475	M.D.C. Holdings, Inc.	2,205,727
14,902	NVR, Inc.*	7,320,608

		17,327,871

	Hotels, Restaurants and Leisure 0.7%
903,230	Shangri-La Asia Ltd.	1,738,591

	Investment Management Companies 1.2%
67,925	SEI Investments Co.	3,320,174

	Leisure Time 0.5%
31,750	Pool Corp.	1,385,252

	Medical and Dental Instruments and Supplies 3.5%
58,825	Biomet, Inc.	1,840,634
132,730	Zimmer Holdings, Inc.*	7,528,446

		9,369,080

HERITAGE GROWTH FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Medical Services 2.3%
98,545	Covance, Inc.*	$6,032,925

	Oil and Gas 4.4%
86,385	BJ Services Co.	3,218,705
79,250	Ultra Petroleum Corp.*	4,697,148
98,380	W&T Offshore, Inc.	3,825,998

		11,741,851

	Production Technology Equipment 1.0%
61,800	KLA-Tencor Corp.	2,569,026

	Recreational Vehicles and Boats 2.9%
138,150	Harley-Davidson, Inc.	7,583,054

	Retail 15.3%
74,170	Advance Auto Parts, Inc.	2,143,513
55,365	Aeropostale, Inc.*	1,599,495
55,020	American Eagle Outfitters, Inc.	1,872,881
165,157	Bed Bath & Beyond, Inc.*	5,478,258
43,912	Best Buy Co., Inc.	2,408,134
83,825	CDW Corp.	4,581,036
146,340	Dollar Tree Stores, Inc.*	3,878,010
551,235	Esprit Holdings Ltd.	4,506,801
95,250	Home Depot, Inc.	3,408,997
50,710	Kohl’s Corp.*	2,997,975
81,660	Lowe’s Companies, Inc.	4,954,312
95,250	O’Reilly Automotive, Inc.*	2,970,848

		40,800,260

	Semiconductor Equipment and Products 1.2%
337,064	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,094,250

	Software 3.2%
127,350	Infosys Technologies Ltd.	8,549,354

	Textiles, Apparel and Luxury Goods 1.4%
125,725	Coach, Inc.*	3,759,177

	Truckers 0.6%
66,000	J.B. Hunt Transport Services, Inc.	1,644,060

	Total Common Stocks (cost $254,845,998)	264,348,429

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.5%

	Repurchase Agreement 0.5%
$1,459,000	Repurchase Agreement dated 6/30/06, 4.30% due 7/3/06 with State Street Bank and Trust Co. collateralized by $1,490,000 of United States Treasury Notes 4.625% due 3/31/08; value: $1,490,000; repurchase proceeds: $1,459,523 (cost $1,459,000)	$1,459,000

	Total Short-Term Investments (cost $1,459,000)	1,459,000

	Total Investments (cost $256,304,998) 99.8%	265,807,429
	Other Assets less Liabilities 0.2%	485,951

	NET ASSETS 100.0%	$266,293,380

	*Non-income producing. ADR American Depositary Receipt. See notes to schedules of investments.

INTERNATIONAL GROWTH FUND - Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS 96.9%

	Aerospace and Defense 1.3%
170,263	Thielert AG* (Germany)	$5,225,634

	Airlines 1.1%
118,860	Gol Linhas Aereas Inteligentes S.A. ADR (Brazil)	4,219,530

	Banks 5.8%
92,770	Canadian Western Bank (Canada)	3,557,208
326,180	HDFC Bank Ltd. (India)	5,630,657
74,720	Musashino Bank Ltd. (Japan)	3,944,318
123,649	The Bank of N.T. Butterfield & Son Ltd.*** (Bermuda)	7,034,668
12,180	Verwaltungs- und Privat-Bank AG (Liechtenstein)	2,577,896

		22,744,747

	Beverages 0.6%
144,045	Kibun Food Chemifa Co. Ltd. (Japan)	2,424,669

	Biotechnology Research and Production 2.0%
1,396,565	Ark Therapeutics Group plc* (United Kingdom)	1,954,095
155,000	Neurochem, Inc.* (Canada)	1,632,150
302,630	QIAGEN N.V.* (Netherlands)	4,152,083

		7,738,328

	Commercial Services and Supplies 4.7%
698,875	Bloomsbury Publishing plc (United Kingdom)	4,182,600
687	En-Japan, Inc. (Japan)	3,668,563
888,640	Michael Page International plc (United Kingdom)	5,753,282
161,325	Park24 Co. Ltd. (Japan)	4,751,488

		18,355,933

	Computers and Peripherals 2.7%
105,255	Logitech International S.A.* (Switzerland)	4,055,871
2,119,775	Torex Retail plc (United Kingdom)	2,711,511
3,984,560	TPV Technology Ltd. (Hong Kong)	3,770,731

		10,538,113

	Construction and Engineering 0.5%
111,440	Stantec, Inc.* (Canada)	2,106,597

	Diversified Financial Services 12.4%
2,517,870	Acta Holdings ASA (Norway)	8,003,504
214,475	AWD Holding AG (Germany)	7,185,469
1,125	Bank Sarasin & Cie AG, Class B (Switzerland)	2,957,384
378,725	D. Carnegie & Co. AB (Sweden)	6,938,233
585,885	Evolution Group plc (United Kingdom)	1,580,036
285,791	FIM Group Oyj* (Finland)	1,862,363
154,280	Home Capital Group, Inc. (Canada)	4,505,938
151,040	Ichiyoshi Securities Co. Ltd. (Japan)	2,285,005
5,357,000	Nissin Co. Ltd. (Japan)	3,745,499
459,671	Numis Corp. plc (United Kingdom)	2,309,499
605	Osaka Securities Exchange Co. (Japan)	7,138,175

		48,511,105

	Diversified Telecommunication Services 1.6%
255,247	Option N.V.* (Belgium)	6,115,158

	Drugs and Pharmaceuticals 2.8%
35,015	Fuji Pharmaceutical Co. Ltd. (Japan)	382,527
279,860	Hikma Pharmaceuticals plc (United Kingdom)	1,717,543
2,700,972	Sigma Pharmaceuticals Ltd. (Australia)	5,217,385
871,686	United Drug plc (Ireland)	3,731,218

		11,048,673

	Electrical Equipment 3.1%
106,140	Conergy AG (Germany)	6,371,443
29,120	Solarworld AG (Germany)	1,825,800
3,449,387	Unisteel Technology Ltd. (Singapore)	3,986,597

		12,183,840

	Electronic Equipment and Instruments 0.4%
937,440	Syntech Information Co. Ltd. (Taiwan)	1,598,156

	Energy Equipment and Services 3.3%
123,390	Calfrac Well Services Ltd. (Canada)	2,653,073
585,700	TGS Nopec Geophysical Co. ASA* (Norway)	10,343,073

		12,996,146

	Food and Drug Retailing 2.9%
52,870	Nihon Chouzai Co. Ltd. (Japan)	2,305,727
217,330	Sugi Pharmacy Co. Ltd. (Japan)	4,311,651
1,378,655	Wumart Stores, Inc. (China)	4,748,290

		11,365,668

	Food Products 1.0%
45,675	Cosan S.A. Industria e Comercio* (Brazil)	2,945,071
17,878	Unicharm PetCare Corp. (Japan)	765,620

		3,710,691

INTERNATIONAL GROWTH FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Health Care Equipment and Supplies 6.6%
499,025	Elekta AB, Class B (Sweden)	$8,449,540
8,060,890	LMA International N.V.* (Singapore)	3,894,519
2,016,000	Moulin International Holdings Ltd.* *** (Hong Kong)	2,596
36,910	Nakanishi, Inc. (Japan)	3,474,224
86,075	RaySearch Laboratories AB* (Sweden)	1,600,784
32,240	Straumann Holding AG (Switzerland)	8,205,421

		25,627,084

	Health Care Providers and Services 4.8%
43,900	Diagnosticos da America S.A.* (Brazil)	872,521
94,090	Eurofins Scientific* (France)	6,119,374
82,930	Icon plc ADR* (Ireland)	4,586,029
100,763	Orpea* (France)	6,952,493

		18,530,417

	Household Durables 2.6%
120,600	Japan General Estate Co. Ltd. (The) (Japan)	2,482,197
135,120	Joint Corp. (Japan)	4,404,803
1,531,000	Nien Made Enterprise Co. Ltd. (Taiwan)	1,721,128
1,052,215	Techtronic Industries Company Ltd. (Hong Kong)	1,422,498

		10,030,626

	Household Products 1.2%
118,500	Milbon Co. Ltd. (Japan)	4,826,167

	Internet and Catalog Retail 2.3%
1,156,800	Carphone Warehouse Group plc (United Kingdom)	6,784,281
57,295	Submarino S.A. GDR*** (Brazil)	2,303,452

		9,087,733

	Machinery 5.5%
214,500	Aichi Corp. (Japan)	2,007,774
232,365	Bharat Forge Ltd. (India)	1,590,292
9,721,050	MMI Holdings Ltd. (Singapore)	4,389,637
46,280	Palfinger AG (Austria)	4,277,180
198,355	Pason Systems, Inc. (Canada)	2,905,487
136,570	Takeuchi Manufacturing Co. Ltd. (Japan)	6,123,091

		21,293,461

	Office Electronics 1.2%
40,050	Neopost S.A. (France)	4,559,592

	Oil and Gas 5.4%
1,689,555	ARC Energy Ltd.* (Australia)	1,964,473
213,915	Centurion Energy International, Inc.* (Canada)	1,349,186
869,080	Det Norske Oljeselskap (DNO) ASA* (Norway)	1,744,020
297,115	Excel Coal Ltd. (Australia)	1,781,384
307,087	JKX Oil and Gas plc (United Kingdom)	2,212,218
173,330	ProEx Energy Ltd.* (Canada)	2,101,017
269,455	Revus Energy ASA* (Norway)	2,357,569
304,835	Soco International plc* (United Kingdom)	7,702,873

		21,212,740

	Real Estate 2.0%
80,942	Foncia Groupe (France)	3,567,080
400,070	Savills plc (United Kingdom)	4,304,609

		7,871,689

	Retail 6.8%
16,820	Bijou Brigitte AG (Germany)	4,493,924
295,555	Hemtex AB* (Sweden)	4,594,172
382,795	Monsoon plc* (United Kingdom)	2,718,720
6,406,110	Peace Mark Holdings Ltd. (Hong Kong)	3,031,165
70,600	Point, Inc. (Japan)	3,985,982
1,645,662	Pumpkin Patch Ltd. (New Zealand)	4,333,149
1,164,790	Truworths International Ltd. (South Africa)	3,506,193

		26,663,305

	Road and Rail 0.3%
54,655	Localiza Rent A Car S.A. (Brazil)	1,048,386

	Semiconductor Equipment and Products 5.4%
244,270	CSR plc* (United Kingdom)	5,685,157
82,225	Disco Corp. (Japan)	4,613,569
1,269,000	Holtek Semiconductor, Inc. (Taiwan)	2,371,120
62,429	ICOS Vision Systems N.V.* (Belgium)	2,855,717
122,190	Melexis N.V. (Belgium)	2,087,434
185,740	O2Micro International Ltd. ADR* (Cayman Islands)	1,428,341
85,610	SEZ Holding AG* (Switzerland)	2,187,601

		21,228,939

	Software 0.6%
80,885	Nemetschek AG (Germany)	2,222,042

	Textiles, Apparel and Luxury Goods 6.0%
6,239,120	EganaGoldpfeil (Holdings) Ltd. (Cayman Islands)	2,550,498
4,083,725	Li Ning Co. Ltd. (Hong Kong)	4,048,602
87,390	Mariella Burani Fashion Group S.p.A. (Italy)	2,194,169
46,414	Pantaloon Retail India Ltd. (India)	1,355,596
1,415,030	Ports Design Ltd. (Hong Kong)	2,277,370
19,435	Puma AG Rudolf Dassler Sport (Germany)	7,547,513
374,745	Ted Baker plc (United Kingdom)	3,471,431

		23,445,179

	Total Common Stocks (cost $291,693,207)	378,530,348

INTERNATIONAL GROWTH FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	PREFERRED STOCKS 0.9%

	Road and Rail 0.9%
49,945	All America Latina Logistica** (Brazil)	$3,391,227

	Total Preferred Stocks (cost $2,595,393)	3,391,227

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.0%

	Repurchase Agreement 2.0%
$7,749,000	Repurchase Agreement dated 6/30/06, 4.30% due 7/3/06 with State Street Bank and Trust Co. collateralized by $7,850,000 of United States Treasury Bond 5.25% due 2/15/29; value: $7,904,338; repurchase proceeds: $7,751,777 (cost $7,749,000)	$7,749,000

	Total Short-Term Investments (cost $7,749,000)	7,749,000

	Total Investments (cost $302,037,600) 99.8%	389,670,575
	Other Assets less Liabilities 0.2%	883,480

	NET ASSETS 100.0%	$390,554,055

	*Non-income producing.

	**Each unit consists of four shares of preferred stock and one common stock.

	***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

	ADR American Depositary Receipts.

	GDR Global Depositary Receipts.

	See notes to schedules of investments.

At June 30, 2006, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	2.3
Austria	1.1
Belgium	2.9
Bermuda	1.8
Brazil	3.9
Canada	5.5
Cayman Islands	1.0
China	1.2
Finland	0.5
France	5.6
Germany	9.1
Hong Kong	3.8
India	2.2
Ireland	2.2
Italy	0.6
Japan	17.7
Liechtenstein	0.7
Netherlands	1.1
New Zealand	1.1
Norway	5.9
Singapore	3.2
South Africa	0.9
Sweden	5.7
Switzerland	4.6
Taiwan	1.5
United Kingdom	13.9

Total	100.0%

INTERNATIONAL OPPORTUNITIES FUND - Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS 94.5%

	Auto Components 1.4%
58,750	ARB Corp. Ltd. (Australia)	$137,492
24,455	Inzi Controls Co. Ltd. (Korea)	249,241
93,050	Super Cheap Auto Group Ltd. (Australia)	109,919

		496,652

	Beverages 0.5%
11,125	Kibun Food Chemifa Co. Ltd. (Japan)	187,264

	Biotechnology Research and Production 1.0%
41,525	Abcam plc (United Kingdom)	194,442
123,110	Ark Therapeutics Group plc* (United Kingdom)	172,257

		366,699

	Building Products 0.3%
26,145	Fleetwood Corp. Ltd. (Australia)	128,201

	Commercial Services and Supplies 6.4%
3,275	Acadomia Group* (France)	104,197
55,175	Allen-Vanguard Corp.* (Canada)	86,010
21,875	Carter & Carter Group plc (United Kingdom)	228,296
171,500	Environmental Management Solutions, Inc.* (Canada)	58,386
7,950	MegaStudy Co. Ltd. (Korea)	775,058
514,470	Raffles Education Corp. Ltd. (Singapore)	786,294
38,340	Semcon AB* (Sweden)	303,304

		2,341,545

	Computers and Peripherals 0.9%
1,743,000	Anwell Technologies Ltd.* (Singapore)	66,048
206,255	Torex Retail plc (United Kingdom)	263,831

		329,879

	Construction and Engineering 1.1%
86,050	Lycopodium Ltd. (Australia)	175,810
424,360	PCH Group Ltd. (Australia)	228,576

		404,386

	Construction Materials 1.0%
650	Getaz Romang Holding S.A. (Switzerland)	350,233

	Distributors 1.0%
47,765	Commercial Solutions, Inc.* (Canada)	353,038

	Diversified Financial Services 12.7%
347,050	Acta Holdings ASA (Norway)	1,103,161
8,675	ADDENDA Capital, Inc. (Canada)	199,349
46,175	Credit Corp. Group Ltd. (Australia)	243,571
54,460	Evolution Group plc (United Kingdom)	146,870
33,604	FIM Group Oyj* (Finland)	218,981
8,785	Hagstromer & Qviberg AB (Sweden)	201,176
430	Home Capital Group, Inc. (Canada)	12,559
31,540	International Maritime Exchange ASA (Norway)	431,656
41,430	Numis Corp. plc (United Kingdom)	208,154
100	Osaka Securities Exchange Co. (Japan)	1,179,864
5,690	Oslo Bors Holdings ASA (Norway)	493,273
29,575	Treasury Group Ltd. (Australia)	226,319

		4,664,933

	Electrical Equipment 1.7%
218,000	Magnecomp International Ltd. (Singapore)	110,143
321,250	Unisteel Technology Ltd. (Singapore)	371,282
162,000	XAC Automation Corporation (Taiwan)	146,595

		628,020

	Electronic Equipment and Instruments 2.8%
208,117	Chroma ATE, Inc. (Taiwan)	207,609
11,000	Horiba Ltd. (Japan)	363,398
517,443	Innovalues Precision Ltd. (Singapore)	233,657
119,840	Syntech Information Co. Ltd. (Taiwan)	204,304

		1,008,968

	Energy Equipment and Services 2.3%
309,960	Advanced Holdings Ltd. (Singapore)	118,432
14,050	Bonnett’s Energy Services Trust (Canada)	326,642
45,000	Canadian Sub-Surface Energy Services Corp., Class A* (Canada)	262,050
65,745	Hyduke Energy Services, Inc.* (Canada)	152,553

		859,677

	Energy - Miscellaneous 0.6%
26,195	Deepwell Energy Services Trust* *** + (Canada)	235,804

	Food and Drug Retailing 1.5%
6,800	Daikokutenbussan Company Ltd. (Japan)	168,782
4,500	Nihon Chouzai Co. Ltd. (Japan)	196,251
6,490	WELCIA KANTO Co. Ltd. (Japan)	167,326

		532,359

	Health Care Equipment and Supplies 6.1%
1,364,725	LMA International N.V.* (Singapore)	659,350
2,900	MANI, Inc. (Japan)	193,638
11,500	Miraca Holdings, Inc. (Japan)	281,922
1,600	Nakanishi, Inc. (Japan)	150,603
50,875	RaySearch Laboratories AB* (Sweden)	946,150

		2,231,663

INTERNATIONAL OPPORTUNITIES FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Hotels, Restaurants and Leisure 0.7%
3,800	Saint Marc Holdings Co. Ltd. (Japan)	$262,367

	Household Durables 4.2%
13,060	Beter Bed Holding N.V. (Netherlands)	327,407
38,435	Celrun Co. Ltd.* (Korea)	254,397
40,800	Homebuy Group plc, Class A* (United Kingdom)	163,162
12,800	Joint Corp. (Japan)	417,270
128,000	Nien Made Enterprise Co. Ltd. (Taiwan)	143,896
7,600	Nihon Eslead Corp. (Japan)	214,543

		1,520,675

	Internet and Catalog Retail 0.5%
9,100	Submarino S.A. (Brazil)	182,925

	Internet Software and Services 0.9%
83,000	Opera Software ASA* (Norway)	318,462

	Leisure Equipment and Products 0.8%
19,175	KABE Husvagnar AB, Class B (Sweden)	300,722

	Machinery 7.7%
21,000	Asahi Diamond Industrial Co. (Japan)	182,984
162,200	Awea Mechantronic Co. Ltd. (Taiwan)	280,528
1,502,940	MMI Holdings Ltd. (Singapore)	678,667
41,875	Pason Systems, Inc. (Canada)	613,381
285,000	Sarin Technologies Ltd. (Israel)	194,392
16,200	Takeuchi Manufacturing Co. Ltd. (Japan)	726,324
32,075	Titan Europe plc (United Kingdom)	139,527

		2,815,803

	Marine 1.6%
406,800	Ezra Holdings Ltd. (Singapore)	567,783

	Media 0.8%
51,910	Metal Bulletin plc (United Kingdom)	292,211

	Metals and Mining 4.0%
100,692	Avocet Mining plc* (United Kingdom)	310,608
721,560	CBH Resources Ltd. (Australia)	182,268
8,480	Celtic Exploration Ltd.* (Canada)	97,016
107,708	Consolidated Minerals Ltd. (Australia)	141,638
193,370	Independence Group NL (Australia)	390,767
46,960	Jubilee Mines NL (Australia)	280,158
80,250	Mincor Resources NL (Australia)	56,343

		1,458,798

	Oil and Gas 9.5%
141,325	ARC Energy Ltd.* (Australia)	164,321
34,170	Bow Valley Energy Ltd.* (Canada)	191,330
22,395	Breaker Energy Ltd., Class A* (Canada)	123,391
36,630	Clear Energy, Inc.* (Canada)	116,828
9,990	Crew Energy, Inc.* (Canada)	119,930
128,024	Det Norske Oljeselskap (DNO) ASA* (Norway)	256,911
77,450	Dragon Oil plc* (Ireland)	229,614
10,130	Find Energy Ltd.* (Canada)	86,852
7,340	Highpine Oil & Gas Ltd.* (Canada)	122,311
106,150	Ithaca Energy, Inc.* (Canada)	162,620
44,125	JKX Oil and Gas plc (United Kingdom)	317,871
17,225	Melrose Resources plc (United Kingdom)	112,076
18,060	ProEx Energy Ltd.* (Canada)	218,914
22,940	Revus Energy ASA* (Norway)	200,711
9,650	Rider Resources Ltd.* (Canada)	122,765
68,750	Saxon Energy Services, Inc.* (Canada)	259,922
46,460	Seabird Exploration Ltd.* (Norway)	206,605
40,750	Sondex plc (United Kingdom)	206,808
96,540	TAG Oil Ltd.* (Canada)	68,327
130,975	Tap Oil Ltd.* (Australia)	189,750

		3,477,857

	Real Estate 2.5%
145	ARDEPRO Co. Ltd. (Japan)	231,909
9	Century 21 Real Estate of Japan Ltd. (Japan)	213,949
55	Creed Corp. (Japan)	217,270
16,500	Takara Leben Co. Ltd. (Japan)	259,281

		922,409

	Retail 7.3%
800,035	China Hongxing Sports Ltd.* (China)	778,107
33,305	Hemtex AB* (Sweden)	517,700
22,400	Jeans Mate Corp. (Japan)	274,469
23,900	New Wave Group AB, Class B (Sweden)	268,679
567,000	Pertama Holdings Ltd. (Singapore)	139,655
100,271	Pumpkin Patch Ltd. (New Zealand)	264,021
52,715	Topps Tiles plc (United Kingdom)	216,167
30	Village Vanguard Co. Ltd.* (Japan)	230,729

		2,689,527

	Semiconductor Equipment and Products 1.4%
5,125	austriamicrosystems AG* (Austria)	264,639
128,095	Holtek Semiconductor, Inc. (Taiwan)	239,345

		503,984

	Software 3.5%
12,815	Belzberg Technologies, Inc.* (Canada)	90,699
656,000	DMX Technologies* (Singapore)	319,010
18,050	Duzon Digital Ware Co. Ltd. (Korea)	311,994
11,200	Isra Vision Systems AG* (Germany)	275,483
16,000	Lectra (France)	107,331
9,100	Profdoc ASA* (Norway)	175,674

		1,280,191

INTERNATIONAL OPPORTUNITIES FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Textiles, Apparel and Luxury Goods 6.6%
796,000	EganaGoldpfeil (Holdings) Ltd. (Cayman Islands)	$325,398
473,005	Moiselle Int’l Holdings Ltd. (Hong Kong)	120,584
171,045	Mulberry Group plc* (United Kingdom)	576,600
561,470	Ports Design Ltd. (Hong Kong)	903,638
17,200	United Arrows Ltd. (Japan)	339,731
141,000	YGM Trading Ltd. (Hong Kong)	143,418

		2,409,369

	Transportation Infrastructure 1.2%
238,000	Goodpack Ltd.* (Singapore)	245,004
10,000	Trancom Co. Ltd. (Japan)	207,569

		452,573

	Total Common Stocks (cost $25,918,673)	34,574,977

	WARRANTS 0.5%

	Transportation Infrastructure 0.5%
528,875	Goodpack Ltd. expiring 4/13/07* (Singapore)	192,057

	Total Warrants (cost $229,771)	192,057

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.0%

	Repurchase Agreement 5.0%
$1,830,000	Repurchase Agreement dated 6/30/06, 4.30% due 7/3/06 with State Street Bank and Trust Co. collateralized by $1,890,000 of United States Treasury Notes 4.25% due 11/30/07; value: $1,868,738; repurchase proceeds: $1,830,656 (cost $1,830,000)	$1,830,000

	Total Short-Term Investments (cost $1,830,000)	1,830,000

	Total Investments (cost $27,978,444) 100.0%	36,597,034
	Other Assets less Liabilities 0.0%	2,577

	NET ASSETS 100.0%	$36,599,611

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

See notes to schedules of investments.

INTERNATIONAL OPPORTUNITIES FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

At June 30, 2006, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	7.6
Austria	0.8
Brazil	0.5
Canada	11.7
Cayman Islands	0.9
China	2.2
Finland	0.6
France	0.6
Germany	0.8
Hong Kong	3.4
Ireland	0.7
Israel	0.6
Japan	19.2
Korea	4.6
Netherlands	0.9
New Zealand	0.8
Norway	9.2
Singapore	12.9
Sweden	7.3
Switzerland	1.0
Taiwan	3.5
United Kingdom	10.2

Total	100.0%

MICRO CAP FUND - Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS 99.4%

	Auto Parts - After Market 2.4%
141,275	Aftermarket Technology Corp.*	$3,510,684
250,710	Keystone Automotive Industries, Inc.*	10,584,976

		14,095,660

	Banks 4.1%
103,755	Bank of the Ozarks, Inc.	3,455,042
121,013	Commonwealth Bankshares, Inc.	3,152,394
192,400	Epic Bancorp++	2,807,116
153,550	Franklin Bank Corp.*	3,100,174
80,820	Home Bancshares, Inc.*	1,834,614
212,800	Matrix Bancorp, Inc.*	4,979,520
207,125	Placer Sierra Bancshares	4,803,229

		24,132,089

	Chemicals 0.5%
98,050	Cabot Microelectronics Corp.*	2,971,896

	Commercial Information Services 2.0%
477,072	LECG Corp.*	8,811,520
76,240	Morningstar, Inc.*	3,162,435

		11,973,955

	Commercial Services and Supplies 9.0%
102,310	Acadomia Group* (France)	3,255,091
972,825	Allen-Vanguard Corp.* (Canada)	1,516,498
468,455	AMN Healthcare Services, Inc.*	9,509,637
58,420	CRA International, Inc.*	2,637,079
396,010	HMS Holdings Corp.*	4,245,227
137,075	Monro Muffler Brake, Inc.	4,463,162
208,845	Providence Service Corp. (The)*	5,686,849
7,934,225	Raffles Education Corp. Ltd. (Singapore)	12,126,326
93,845	Resources Connection, Inc.*	2,348,002
1,181,505	SM&A* ++	7,207,181

		52,995,052

	Computer Services Software and Systems 5.0%
70,695	DealerTrack Holdings, Inc.*	1,563,066
251,710	Kanbay International, Inc.*	3,659,863
785,200	NetScout Systems, Inc.*	7,003,984
678,795	Opnet Technologies, Inc.*	8,797,183
148,267	Retalix Ltd.* (Israel)	3,307,837
168,200	Rightnow Technologies, Inc.*	2,805,576
273,995	Unica Corp.*	2,712,551

		29,850,060

	Computer Technology 0.2%
294,950	Qualstar Corp.*	988,082

	Consumer Electronics 0.7%
212,930	DTS, Inc.*	4,147,876

	Distributors 1.2%
931,195	Commercial Solutions, Inc.* ++ (Canada)	6,882,601

	Diversified Financial Services 2.5%
1,763,320	Acta Holdings ASA (Norway)	5,605,031
125,075	ADDENDA Capital, Inc. (Canada)	2,874,192
123,300	Home Capital Group, Inc. (Canada)	3,601,129
375,525	Treasury Group Ltd. (Australia)	2,873,661

		14,954,013

	Diversified Telecommunication Services 0.3%
420,010	Astra Microwave Products Ltd. (India)	1,694,504

	Drugs and Pharmaceuticals 1.0%
319,053	ISTA Pharmaceuticals, Inc.*	2,303,562
238,925	La Jolla Pharmaceutical Co.*	876,855
227,650	Salix Pharmaceuticals Ltd.*	2,800,095

		5,980,512

	Education Services 0.5%
147,131	Universal Technical Institute, Inc.*	3,239,825

	Electrical and Electronics 2.2%
465,697	Power Integrations, Inc.*	8,140,384
350,615	TTM Technologies, Inc.*	5,073,399

		13,213,783

	Electrical Equipment 1.2%
3,530,500	Unisteel Technology Ltd. (Singapore)	4,080,343
3,166,000	XAC Automation Corporation (Taiwan)	2,864,937

		6,945,280

	Electronics 1.7%
606,263	Nu Horizons Electronics Corp.*	5,850,438
98,790	Supertex, Inc.*	3,945,673

		9,796,111

	Electronics - Medical Systems 1.7%
215,055	Cardica, Inc.*	1,701,085
189,510	EPIX Pharmaceuticals, Inc.*	824,368
320,505	IRIDEX Corp.*	3,137,744
118,425	NXStage Medical, Inc.*	1,033,850
797,000	Ophthalmic Imaging Systems, Inc.*	1,474,450
109,625	Somanetics Corp.*	2,093,838

		10,265,335

	Electronics - Semiconductors/Components 7.7%
336,575	ASE Test Ltd.* (Taiwan)	3,056,101
137,926	Cascade Microtech, Inc.*	1,580,632
934,635	Micrel, Inc.*	9,355,696
892,076	Pericom Semiconductor Corp.*	7,404,231
1,016,985	PLX Technology, Inc.*	12,427,557
63,940	Silicon Laboratories, Inc.*	2,247,491
347,380	Techwell, Inc.*	3,699,597
216,730	Tessera Technologies, Inc.*	5,960,075

		45,731,380

	Energy Equipment and Services 0.6%
9,103,450	Advanced Holdings Ltd. (Singapore)	3,478,330

MICRO CAP FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Engineering and Contracting Services 1.2%
363,508	Stantec, Inc.* (Canada)	$6,870,301

	Entertainment 0.3%
182,185	Outdoor Channel Holdings, Inc.*	1,880,149

	Finance Companies 1.9%
205,145	Nicholas Financial, Inc.*	2,933,573
272,705	United PanAm Financial Corp.*	8,290,232

		11,223,805

	Financial - Miscellaneous 0.5%
154,200	First Cash Financial Services, Inc.*	3,045,450

	Food and Drug Retailing 0.3%
4,887,010	Convenience Retail Asia Ltd. (Hong Kong)	1,761,810

	Health Care Equipment and Supplies 1.8%
21,990,630	LMA International N.V.* (Singapore)	10,624,499

	Health Care Facilities 2.8%
303,915	Allion Healthcare, Inc.*	2,641,021
122,525	Healthways, Inc.*	6,449,716
388,125	LHC Group, Inc.*	7,731,450

		16,822,187

	Health Care Management Services 3.3%
503,188	AmSurg Corp.*	11,447,527
318,978	CorVel Corp.*	7,974,450

		19,421,977

	Health Care Providers and Services 1.7%
184,351	Icon plc ADR* (Ireland)	10,194,610

	Home Building 0.5%
60,950	Meritage Homes Corp.*	2,879,888

	Household Durables 0.3%
117,188	easyhome Ltd. (Canada)	1,706,053

	Insurance 1.0%
219,905	Hub International Ltd. (Canada)	5,763,710

	Investment Management Companies 0.2%
23,489	Diamond Hill Investment Group*	1,104,688

	Machinery 2.4%
199,150	Gulf Island Fabrication, Inc.	3,990,966
14,817,090	MMI Holdings Ltd. (Singapore)	6,690,804
252,800	Pason Systems, Inc. (Canada)	3,702,992

		14,384,762

	Medical and Dental Instruments and Supplies 7.6%
365,840	Abaxis, Inc.*	8,183,841
334,520	Cryocor, Inc.*	468,328
177,305	Cyberonics, Inc.*	3,780,143
82,715	Dexcom, Inc.*	1,123,270
208,940	Encision, Inc.*	605,926
396,750	Endologix, Inc.*	1,404,495
436,825	Enpath Medical, Inc.* ++	4,971,068
101,135	FoxHollow Technologies, Inc.*	2,763,008
393,250	IntraLase Corp.*	6,583,005
100,465	Northstar Neuroscience, Inc.*	1,042,827
243,385	NuVasive, Inc.*	4,436,908
226,815	Thoratec Corp.*	3,145,924
772,350	VNUS Medical Technologies, Inc.* ++	6,472,293

		44,981,036

	Medical Services 2.0%
313,565	Stratagene Corp.	1,934,696
658,212	U.S. Physical Therapy, Inc.* ++	9,636,224

		11,570,920

	Miscellaneous Materials and Commodities 0.6%
301,890	Luna Innovations, Inc.*	1,811,340
77,600	Symyx Technologies, Inc.*	1,874,040

		3,685,380

	Oil and Gas 1.9%
1,454,800	ARC Energy Ltd.* (Australia)	1,691,520
1,705,710	Ithaca Energy, Inc.* (Canada)	2,613,120
776,325	Saxon Energy Services, Inc.* (Canada)	2,935,040
926,800	Tap Oil Ltd.* (Australia)	1,342,703
90,925	Toreador Resources Corp.*	2,557,720

		11,140,103

	Production Technology Equipment 2.9%
158,955	Eagle Test Systems, Inc.*	2,228,549
279,525	Entegris, Inc.*	2,663,873
528,550	inTEST Corp.* ++	2,172,341
190,715	Intevac, Inc.*	4,134,701
633,515	LogicVision, Inc.*	1,076,976
165,400	Nanometrics, Inc.*	1,642,422
223,700	Rudolph Technologies, Inc.*	3,243,650

		17,162,512

	Real Estate Investment Trusts (REIT) 1.2%
698,400	New York Mortgage Trust, Inc.	2,793,600
367,730	NorthStar Realty Finance Corp.	4,416,437

		7,210,037

MICRO CAP FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Retail 10.3%
689,890	Big 5 Sporting Goods Corp.	$13,452,855
23,990	Bijou Brigitte AG (Germany)	6,409,586
7,064,880	China Hongxing Sports Ltd.* (China)	6,871,236
138,150	Global Imaging Systems, Inc.*	5,702,832
194,925	Guitar Center, Inc.*	8,668,315
155,872	Hibbett Sporting Goods, Inc.*	3,725,341
5,930,006	Hongguo Int'l Holdings Ltd.* (Bermuda)	2,172,163
174,485	Lithia Motors, Inc., Class A	5,290,385
406,075	Monsoon plc* (United Kingdom)	2,884,061
171,600	Rush Enterprises, Inc., Class B*	2,900,040
210,865	Tuesday Morning Corp.	2,772,875

		60,849,689

	Semiconductor Equipment and Products 2.5%
587,000	Holtek Semiconductor, Inc. (Taiwan)	1,096,807
1,706,005	O2Micro International Ltd. ADR* (Cayman Islands)	13,119,178
506,725	PSi Technologies Holdings, Inc. ADR* (Philippines)	415,515

		14,631,500

	Shoes 0.8%
206,275	Kenneth Cole Productions, Inc., Class A	4,606,121

	Textiles, Apparel and Luxury Goods 1.4%
5,340,805	Ports Design Ltd. (Hong Kong)	8,595,569

	Transportation - Miscellaneous 0.4%
1,986,350	AutoInfo, Inc.* ++	2,363,756

	Transportation Infrastructure 0.5%
2,697,535	Goodpack Ltd.* (Singapore)	2,776,924

	Truckers 3.5%
156,750	Frozen Food Express Industries, Inc.*	1,727,385
91,500	PAM Transportation Services*	2,643,435
174,025	Universal Truckload Services, Inc.*	5,939,474
264,755	USA Truck, Inc.*	4,717,934
249,025	Vitran Corp., Inc.* (Canada)	5,849,597

		20,877,825

	Wholesalers 1.1%
234,450	Beacon Roofing Supply, Inc.*	5,160,245
97,225	Houston Wire & Cable Co.*	1,672,270

		6,832,515

	Total Common Stocks (cost $468,705,469)	588,304,120

	PREFERRED STOCKS 0.1%

	Drugs and Pharmaceuticals 0.1%
1,886,792	Point Biomedical Corp., Series F Pfd.* *** +	700,000

	Total Preferred Stocks (cost $1,000,000)	700,000

	WARRANTS 0.0%

	Drugs and Pharmaceuticals 0.0%
566,037	Point Biomedical Corp. expiring 2/16/12* *** +	—

	Health Care Services 0.0%
259,459	DrugMax, Inc. expiring 11/30/09* *** +	—

	Total Warrants (cost $0)	—

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
$4,674,000	Repurchase Agreement dated 6/30/06, 4.30% due 7/3/06 with State Street Bank and Trust Co. collateralized by $4,825,000 of United States Treasury Notes 4.25% due 11/30/07; value: $4,770,719; repurchase proceeds: $4,675,675 (cost $4,674,000)	$4,674,000

	Total Short-Term Investments (cost $4,674,000)	4,674,000

	Total Investments (cost $474,379,469) 100.3%	593,678,120
	Liabilities less Other Assets (0.3)%	(1,938,630)

	NET ASSETS 100.0%	$591,739,490

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

++Affiliated company (see Note 5).

ADR American Depositary Receipt.

See notes to schedules of investments.

MICRO CAP FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

At June 30, 2006, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.0
Bermuda	0.4
Canada	7.5
Cayman Islands	2.2
China	1.2
France	0.5
Germany	1.1
Hong Kong	1.8
India	0.3
Ireland	1.7
Israel	0.6
Norway	0.9
Philippines	0.1
Singapore	6.7
Taiwan	1.2
United Kingdom	0.5
United States	72.3

Total	100.0%

MICRO CAP VALUE FUND - Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS 87.8%

	Agriculture, Fishing and Ranching 0.4%
20,000	Terra Nitrogen Co., L.P.	$433,000

	Air Transport 0.7%
25,000	Air Methods Corp.*	654,500

	Auto Parts - After Market 0.5%
20,000	Aftermarket Technology Corp.*	497,000

	Banks 5.8%
35,134	Commonwealth Bankshares, Inc.	915,241
113,421	First Bank of Delaware*	283,553
12,000	First State Financial Corp.	217,200
13,340	Home Bancshares, Inc.*	302,818
20,000	Intervest Bancshares Corp.*	810,000
45,000	Matrix Bancorp, Inc.*	1,053,000
30,000	Placer Sierra Bancshares	695,700
22,280	Royal Bancshares of Pennsylvania, Inc., Class A	540,958
40,000	Security Business Bank of San Diego*	772,000

		5,590,470

	Biotechnology Research and Production 0.4%
48,035	Abcam plc (United Kingdom)	224,925
31,300	Immunicon Corp.*	163,073

		387,998

	Building Materials 0.8%
30,000	Trex Company, Inc.*	776,700

	Building Products 1.4%
110,000	Fleetwood Corp. Ltd. (Australia)	539,381
160,000	IVRCL Infrastructure and Projects Ltd. (India)	789,887

		1,329,268

	Commercial Information Services 0.5%
25,430	LECG Corp.*	469,692

	Commercial Services and Supplies 3.1%
400,000	Allen-Vanguard Corp.* (Canada)	623,544
50,000	AMN Healthcare Services, Inc.*	1,015,000
10,000	MegaStudy Co. Ltd. (Korea)	974,916
11,000	Monro Muffler Brake, Inc.	358,160

		2,971,620

	Communications and Media 0.3%
30,000	Triple Crown Media, Inc.*	260,100

	Computer Services Software and Systems 5.6%
18,350	DealerTrack Holdings, Inc.*	405,719
104,820	Interactive Intelligence, Inc.*	1,482,155
141,890	Kana Software, Inc.*	262,496
132,750	NetScout Systems, Inc.*	1,184,130
116,000	Opnet Technologies, Inc.*	1,503,360
99,340	Saba Software, Inc.*	542,396

		5,380,256

	Computer Technology 0.1%
17,400	Qualstar Corp.*	58,290

	Computers and Peripherals 0.6%
4,000,000	Anwell Technologies Ltd.* (Singapore)	151,573
300,000	Torex Retail plc (United Kingdom)	383,745

		535,318

	Construction 0.3%
42,260	Modtech Holdings, Inc.*	286,100

	Distributors 2.1%
272,605	Commercial Solutions, Inc.* (Canada)	2,014,864

	Diversified Financial Services 3.6%
300,000	Acta Holdings ASA (Norway)	953,604
20,000	ADDENDA Capital, Inc. (Canada)	459,595
20,000	Home Capital Group, Inc. (Canada)	584,125
80	Osaka Securities Exchange Co. (Japan)	943,891
75,869	Treasury Group Ltd. (Australia)	580,578

		3,521,793

	Diversified Telecommunication Services 0.4%
101,746	Astra Microwave Products Ltd. (India)	410,488

	Drugs and Pharmaceuticals 0.9%
15,000	BioMimetic Therapeutics, Inc.*	99,450
66,318	ISTA Pharmaceuticals, Inc.*	478,816
25,000	La Jolla Pharmaceutical Co.*	91,750
16,000	Novacea, Inc. *	145,120
10,000	Targacept, Inc.*	68,900

		884,036

	Electrical Equipment 1.2%
500,000	Unisteel Technology Ltd. (Singapore)	577,870
650,000	XAC Automation Corporation (Taiwan)	588,190

		1,166,060

	Electronic Equipment and Instruments 1.0%
1,299,764	Innovalues Precision Ltd. (Singapore)	586,921
228,480	Syntech Information Co. Ltd. (Taiwan)	389,515

		976,436

	Electronics 0.3%
30,000	Nu Horizons Electronics Corp.*	289,500

MICRO CAP VALUE FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Electronics - Medical Systems 1.5%
44,050	Cardica, Inc.*	$348,436
90,865	IRIDEX Corp.*	889,568
127,500	Ophthalmic Imaging Systems, Inc.*	235,875

		1,473,879

	Electronics - Semiconductors/Components 5.0%
54,650	Cascade Microtech, Inc.*	626,289
50,000	Leadis Technology, Inc.*	276,000
100,000	Pericom Semiconductor Corp.*	830,000
175,460	PLX Technology, Inc.*	2,144,121
78,590	QuickLogic Corp.*	384,305
20,000	Tessera Technologies, Inc.*	550,000

		4,810,715

	Energy - Miscellaneous 0.6%
68,365	Deepwell Energy Services Trust* *** + (Canada)	615,414

	Energy Equipment and Services 3.5%
1,600,000	Advanced Holdings Ltd. (Singapore)	611,343
28,000	Bonnett’s Energy Services Trust (Canada)	650,959
120,000	Canadian Sub-Surface Energy Services Corp., Class A* (Canada)	698,799
170,000	Hyduke Energy Services, Inc.* (Canada)	394,463
60,000	TGS Nopec Geophysical Co. ASA* (Norway)	1,059,560

		3,415,124

	Finance Companies 3.2%
52,460	Dollar Financial Corp.*	944,280
85,000	Nicholas Financial, Inc.*	1,215,500
30,000	United PanAm Financial Corp.*	912,000

		3,071,780

	Financial - Miscellaneous 1.0%
50,000	First Cash Financial Services, Inc.*	987,500

	Financial Data Processing Services and Systems 0.8%
65,035	CyberSource Corp.*	760,909

	Health Care Equipment and Supplies 0.8%
23,000	CryoCath Technologies, Inc.* (Canada)	82,216
1,349,000	LMA International N.V.* (Singapore)	651,753

		733,969

	Health Care Facilities 1.5%
48,375	Allion Healthcare, Inc.*	420,379
53,114	LHC Group, Inc.*	1,058,031

		1,478,410

	Health Care Management Services 0.6%
35,000	Birner Dental Management Services, Inc.	542,500

	Health Care Services 0.4%
20,000	Healthcare Services Group	419,000

	Home Building 0.2%
5,660	Nobility Homes, Inc.	153,782

	Household Durables 0.8%
50,000	easyhome Ltd. (Canada)	727,916

	Household Products 0.4%
200,000	Fantastic Holdings Ltd. (Australia)	401,193

	Insurance 0.7%
45,000	Seabright Insurance Holdings, Inc.*	724,950

	Investment Management Companies 0.3%
15,000	Thomas Weisel Partners Group, Inc.*	285,150

	Machinery 4.7%
400,000	Awea Mechantronic Co. Ltd. (Taiwan)	691,806
75,000	CE Franklin Ltd.* (Canada)	1,086,750
35,000	Kadant, Inc.*	805,000
1,521,095	MMI Holdings Ltd. (Singapore)	686,866
50,000	Pason Systems, Inc. (Canada)	732,396
812,000	Sarin Technologies Ltd. (Israel)	553,846

		4,556,664

	Manufacturing 0.3%
10,000	AZZ, Inc.*	262,100

	Marine 0.7%
480,000	Ezra Holdings Ltd. (Singapore)	669,951

	Medical and Dental Instruments and Supplies 8.3%
29,900	AtriCure, Inc.*	224,848
300,000	Bioject Medical Technologies, Inc.*	426,000
165,905	Cryocor, Inc.*	232,267
26,908	Cyberonics, Inc.*	573,679
40,000	Cytori Therapeutics, Inc.*	287,600
147,364	Encision, Inc.*	427,356
135,250	Endologix, Inc.*	478,785
129,875	Enpath Medical, Inc.*	1,477,977
30,000	IntraLase Corp.*	502,200
125,570	MTS Medication Technologies, Inc.*	760,954
58,975	NuVasive, Inc.*	1,075,114
63,000	RemoteMDx, Inc.*	110,313
176,400	VNUS Medical Technologies, Inc.*	1,478,232

		8,055,325

	Medical Services 0.2%
26,105	Stratagene Corp.	161,068

	Miscellaneous Materials and Processing 0.4%
75,000	Metalico, Inc.*	393,750

	Miscellaneous Materials and Commodities 0.5%
81,630	Luna Innovations, Inc.*	489,780

MICRO CAP VALUE FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Oil and Gas 2.3%
30,000	Energy Partners Ltd.*	$568,500
275,720	Ithaca Energy, Inc.* (Canada)	422,399
100,000	Saxon Energy Services, Inc.* (Canada)	378,068
266,670	TAG Oil Ltd.* (Canada)	188,738
25,000	Toreador Resources Corp.*	703,250

		2,260,955

	Production Technology Equipment 4.3%
289,670	inTEST Corp.*	1,190,544
27,845	Intevac, Inc.*	603,680
600,000	LogicVision, Inc.*	1,020,000
100,000	Nanometrics, Inc.*	993,000
23,775	Rudolph Technologies, Inc.*	344,737

		4,151,961

	Real Estate Investment Trusts (REIT) 1.5%
50,000	Medical Properties Trust, Inc.	552,000
74,100	New York Mortgage Trust, Inc.	296,400
54,435	NorthStar Realty Finance Corp.	653,764

		1,502,164

	Rental and Leasing Services - Commercial 0.4%
113,000	MicroFinancial, Inc.	389,850

	Retail 3.7%
28,000	Big 5 Sporting Goods Corp.	546,000
2,500	Bijou Brigitte AG (Germany)	667,943
1,400,000	China Hongxing Sports Ltd.* (China)	1,361,627
40,000	Rush Enterprises, Inc., Class A*	726,800
25,000	Tuesday Morning Corp.	328,750

		3,631,120

	Semiconductor Equipment and Products 1.0%
125,465	O2Micro International Ltd. ADR* (Cayman Islands)	964,826
53,810	PSi Technologies Holdings, Inc. ADR* (Philippines)	44,124

		1,008,950

	Shoes 0.3%
20,000	Bakers Footwear Group, Inc.*	278,200

	Software 1.4%
40,000	Belzberg Technologies, Inc.* (Canada)	283,103
30,000	Duzon Digital Ware Co. Ltd. (Korea)	518,550
22,900	Isra Vision Systems AG* (Germany)	563,264

		1,364,917

	Telecommunications Equipment 1.3%
300,000	Peco II, Inc.*	555,000
100,000	WPCS International, Inc.*	743,000

		1,298,000

	Textiles, Apparel and Luxury Goods 1.2%
1,348,995	Moiselle Int’l Holdings Ltd. (Hong Kong)	343,901
500,000	Ports Design Ltd. (Hong Kong)	804,707

		1,148,608

	Transportation - Miscellaneous 1.0%
800,000	AutoInfo, Inc.*	952,000

	Truckers 1.7%
20,000	Frozen Food Express Industries, Inc.*	220,400
7,235	PAM Transportation Services*	209,019
66,210	Smithway Motor Xpress Corp.*	674,680
30,000	USA Truck, Inc.*	534,600

		1,638,699

	Wholesalers 1.3%
47,058	Beacon Roofing Supply, Inc.*	1,035,736
15,905	Houston Wire & Cable Co.*	273,566

		1,309,302

	Total Common Stocks (cost $70,838,866)	85,019,044

	PREFERRED STOCKS 0.2%

	Drugs and Pharmaceuticals 0.2%
377,358	Point Biomedical Corp., Series F Pfd.* *** +	140,000

	Total Preferred Stocks (cost $200,000)	140,000

	WARRANTS 0.0%

	Computer Services Software and Systems 0.0%
200,000	CorVu Corp. expiring 11/19/06* *** +	—

	Drugs and Pharmaceuticals 0.0%
7,164	Acusphere, Inc. expiring 8/2/08* *** +	—
1,436	Acusphere, Inc. expiring 10/20/08* *** +	—
113,207	Point Biomedical Corp. expiring 2/16/12* *** +	—

		—

	Health Care Services 0.0%
64,864	DrugMax, Inc. expiring 11/30/09* *** +	—

MICRO CAP VALUE FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Metals and Mining 0.0%
125,000	Equigold NL expiring 5/31/07* (Australia)	$29,718

	Total Warrants (cost $0)	29,718

Principal Amount		Value
	SHORT-TERM INVESTMENTS 10.1%

	Repurchase Agreement 10.1%
$9,826,000	Repurchase Agreement dated 6/30/06, 4.30% due 7/3/06 with State Street Bank and Trust Co. collateralized by $10,140,000 of United States Treasury Notes 4.25% due 11/30/07; value: $10,025,925; repurchase proceeds: $9,829,521 +++ (cost $9,826,000)	$9,826,000

	Total Short-Term Investments (cost $9,826,000)	9,826,000

	Total Investments (cost $80,864,866) 98.1%	95,014,762
	Other Assets less Liabilities 1.9%	1,836,496

	NET ASSETS 100.0%	$96,851,258

Shares		Value
	SECURITIES SOLD SHORT
5,000	iShares Russell 2000 Index Fund (proceeds $337,192)	$359,500

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for open short positions.

ADR American Depositary Receipt.

See notes to schedules of investments.

At June 30, 2006, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.8
Canada	11.7
Cayman Islands	1.1
China	1.6
Germany	1.4
Hong Kong	1.3
India	1.4
Israel	0.6
Japan	1.1
Korea	1.8
Norway	2.4
Philippines	0.1
Singapore	4.6
Taiwan	2.0
United Kingdom	0.7
United States	66.4

Total	100.0%

SMALL CAP GROWTH FUND - Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS 98.1%

	Aerospace 0.6%
291,185	Argon ST, Inc.*	$7,754,257

	Airlines 0.5%
709,650	WestJet Airlines Ltd.* ***	6,980,789

	Banks 7.3%
654,053	Bank of the Ozarks, Inc.	21,779,965
197,560	First Community Bancorp	11,671,845
506,780	HDFC Bank Ltd. ADR	27,644,849
316,225	Prosperity Bancshares, Inc.	10,400,640
214,907	The Bank of N.T. Butterfield & Son Ltd.***	12,226,538
685,270	UCBH Holding, Inc.	11,334,366

		95,058,203

	Beverage - Soft Drinks 0.3%
119,020	Peet’s Coffee & Tea, Inc.*	3,593,214

	Biotechnology Research and Production 2.9%
199,055	ArthroCare Corp.*	8,362,301
467,420	Encysive Pharmaceuticals, Inc.*	3,239,221
189,190	Myriad Genetics, Inc.*	4,777,047
586,265	Neurochem, Inc.*	6,173,370
1,070,525	QIAGEN N.V.*	14,687,603

		37,239,542

	Commercial Information Services 0.8%
528,515	LECG Corp.*	9,761,672

	Commercial Services and Supplies 6.5%
135,070	Advisory Board Co. (The)*	6,495,516
1,570,405	Copart, Inc.*	38,569,147
43,570	Corporate Executive Board Co.	4,365,714
72,285	CoStar Group, Inc.*	4,324,812
111,309	CRA International, Inc.*	5,024,488
191,505	Jackson Hewitt Tax Service, Inc.	6,003,682
98,310	LoopNet, Inc.*	1,829,549
671,925	Resources Connection, Inc.*	16,811,563
35,315	Tele Atlas N.V.*	751,310

		84,175,781

	Computer Services Software and Systems 6.5%
132,332	Akamai Technologies, Inc.*	4,789,095
265,651	Cognizant Technology Solutions Corp., Class A*	17,896,908
498,918	DealerTrack Holdings, Inc.*	11,031,077
299,600	Macrovision Corp.*	6,447,392
393,035	NeuStar, Inc., Class A*	13,264,931
466,531	Retalix Ltd.*	10,408,306
552,655	SRA International, Inc., Class A*	14,717,203
283,590	Websense, Inc.*	5,824,939

		84,379,851

	Computers and Peripherals 0.6%
735,000	Catcher Technology Co. Ltd.	7,786,065

	Diversified Financial Services 1.5%
253,820	AWD Holding AG	8,503,628
384,785	Home Capital Group, Inc.	11,238,121

		19,741,749

	Drugs and Pharmaceuticals 1.2%
444,260	Alexza Pharmaceuticals, Inc.*	3,256,426
295,215	Ligand Pharmaceuticals, Inc., Class B*	2,494,567
338,555	NeoPharm, Inc.*	1,804,498
220,580	Novacea, Inc. *	2,000,661
276,980	Salix Pharmaceuticals Ltd.*	3,406,854
359,360	Valera Pharmaceuticals, Inc.*	3,015,030

		15,978,036

	Education Services 2.6%
231,940	Strayer Education, Inc.	22,526,013
534,705	Universal Technical Institute, Inc.*	11,774,204

		34,300,217

	Electrical and Electronics 1.6%
1,189,235	Power Integrations, Inc.*	20,787,828

	Electronics 0.4%
328,685	Semtech Corp.*	4,749,498

	Electronics - Medical Systems 0.3%
337,750	NXStage Medical, Inc.*	2,948,558
136,806	NXStage Medical, Inc.* *** +	1,185,288

		4,133,846

	Electronics - Semiconductors/Components 7.7%
30,900	Hittite Microwave Corp.*	1,117,344
793,062	Integrated Device Technology, Inc.*	11,245,619
2,013,280	Micrel, Inc.*	20,152,933
992,838	Microtune, Inc.*	6,215,166
1,070,480	PLX Technology, Inc.*	13,081,266
495,630	Silicon Laboratories, Inc.*	17,421,395
425,342	SiRF Technology Holdings, Inc.*	13,704,519
617,495	Tessera Technologies, Inc.*	16,981,112

		99,919,354

	Engineering and Contracting Services 2.0%
915,570	Stantec, Inc.*	17,304,273
210,130	URS Corp.*	8,825,460

		26,129,733

	Entertainment 0.4%
522,140	Outdoor Channel Holdings, Inc.*	5,388,485

SMALL CAP GROWTH FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Financial Data Processing Services and Systems 0.7%
816,224	CyberSource Corp.*	$9,549,821

	Financial Information Services 3.3%
894,455	FactSet Research Systems, Inc.	42,307,722

	Health Care Facilities 5.0%
393,050	Healthways, Inc.*	20,690,152
277,135	Pharmaceutical Product Development, Inc.	9,732,981
1,160,182	United Surgical Partners International, Inc.*	34,886,673

		65,309,806

	Health Care Management Services 3.9%
1,171,548	AmSurg Corp.*	26,652,717
533,740	Healthspring, Inc.*	10,007,625
311,590	Pediatrix Medical Group, Inc.*	14,115,027

		50,775,369

	Health Care Providers and Services 1.7%
398,674	Icon plc ADR*	22,046,672

	Home Building 1.6%
324,930	Meritage Homes Corp.*	15,352,943
11,329	NVR, Inc.*	5,565,371

		20,918,314

	Household Durables 0.5%
194,130	Desarrolladora Homex S.A. de C.V. ADR*	6,369,405

	Investment Management Companies 0.4%
251,990	Thomas Weisel Partners Group, Inc.*	4,790,330

	Leisure Time 0.8%
227,245	Life Time Fitness, Inc.*	10,514,626

	Machinery 0.9%
806,230	Pason Systems, Inc.	11,809,587

	Medical and Dental Instruments and Supplies 8.0%
699,947	Abaxis, Inc.*	15,657,814
416,565	Cyberonics, Inc.*	8,881,166
279,017	Dexcom, Inc.*	3,789,051
354,010	FoxHollow Technologies, Inc.*	9,671,553
263,535	Kyphon, Inc.*	10,109,203
247,740	Northstar Neuroscience, Inc.*	2,571,541
472,400	NuVasive, Inc.*	8,611,852
242,710	ResMed, Inc.*	11,395,235
641,348	Techne Corp.*	32,657,440

		103,344,855

	Medical Services 0.6%
368,880	PRA International*	8,214,958

	Miscellaneous Materials and Commodities 0.3%
165,974	Symyx Technologies, Inc.*	4,008,272

	Oil and Gas 1.9%
1,969,532	Excel Coal Ltd.	11,808,535
432,591	Toreador Resources Corp.*	12,168,785

		23,977,320

	Real Estate Investment Trusts (REIT) 1.0%
263,878	Redwood Trust, Inc.	12,885,163

	Recreational Vehicles and Boats 0.7%
265,885	Winnebago Industries, Inc.	8,253,070

	Restaurants 0.7%
227,445	PF Chang’s China Bistro, Inc.*	8,647,459
59,620	Texas Roadhouse, Inc., Class A*	806,062

		9,453,521

	Retail 14.6%
325,595	Big 5 Sporting Goods Corp.	6,349,103
61,065	Bijou Brigitte AG	16,315,190
255,890	Blue Nile, Inc.*	8,229,422
220,187	Central Garden & Pet Co.*	9,479,050
72,900	Golf Galaxy, Inc.*	980,505
913,970	Guitar Center, Inc.*	40,644,246
979,356	Hibbett Sporting Goods, Inc.*	23,406,608
1,161,795	Monsoon plc*	8,251,400
1,761,344	O’Reilly Automotive, Inc.*	54,936,319
295,315	Pacific Sunwear of California, Inc.*	5,294,998
346,430	PETCO Animal Supplies, Inc.*	7,077,565
605,985	Tuesday Morning Corp.	7,968,703

		188,933,109

	Savings and Loans 0.5%
182,638	Harbor Florida Bancshares, Inc.	6,783,175

	Securities Brokerage and Services 0.5%
126,585	GFI Group, Inc.*	6,829,261

	Semiconductor Equipment and Products 0.8%
1,378,635	O2Micro International Ltd. ADR*	10,601,703

	Textiles, Apparel and Luxury Goods 0.6%
4,196,000	Li Ning Co. Ltd.	4,159,911
2,570,000	Ports Design Ltd.	4,136,195

		8,296,106

SMALL CAP GROWTH FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Truckers 4.0%
2,582,509	Knight Transportation, Inc.	$52,166,682

	Wholesalers 1.4%
815,748	Beacon Roofing Supply, Inc.*	17,954,602

	Total Common Stocks (cost $1,026,875,886)	1,273,951,569

	PREFERRED STOCKS 0.7%

	Biotechnology Research and Production 0.2%
677,966	Nanosys, Inc., Series D Pfd.* *** +	2,000,000

	Communications Technology 0.1%
404,517	Incipient, Inc., Series D Pfd.* *** +	1,860,778

	Drugs and Pharmaceuticals 0.1%
3,773,584	Point Biomedical Corp., Series F Pfd.* *** +	1,400,000

	Electronics - Medical Systems 0.1%
1,620,220	Zonare Medical Systems, Inc., Series E Pfd.* *** +	1,343,162

	Health Care Management Services 0.1%
516,161	Elder Health, Inc., Series G Pfd.* *** +	571,428
362,782	TargetRX, Inc., Series D Pfd.* *** +	769,098

		1,340,526

	Utilities - Telecommunications 0.1%
236,372	Neutral Tandem, Inc., Series C Pfd.* *** +	1,485,102

	Total Preferred Stocks (cost $10,186,405)	9,429,568

	LIMITED PARTNERSHIP INTEREST 0.1%

	Other 0.1%
	Montagu Newhall Global Partners II-B, L.P.* *** +	1,609,868
	Montagu Newhall Global Partners III-B, L.P.* *** +	122,354

		1,732,222

	Total Limited Partnership Interest (cost $1,873,935)	1,732,222

	WARRANTS 0.0%

	Drugs and Pharmaceuticals 0.0%
1,132,075	Point Biomedical Corp. expiring 2/16/12* *** +	—

	Electronics - Medical Systems 0.0%
243,033	Zonare Medical Systems, Inc. expiring 6/30/11* *** +	—

	Total Warrants (cost $0)	—

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.9%

	Repurchase Agreement 0.9%
$11,641,000	Repurchase Agreement dated 6/30/06, 4.30% due 7/3/06 with State Street Bank and Trust Co. collateralized by $12,010,000 of United States Treasury Bond 5.25% due 2/15/29 and United States Treasury Notes 2.25% and 4.25% due 2/15/07 and 11/30/07; value: $11,875,386; repurchase proceeds: $11,645,171 +++ (cost $11,641,000)	$11,641,000

	Total Short-Term Investments (cost $11,641,000)	11,641,000

	Total Investments (cost $1,050,577,226) 99.8%	1,296,754,359
	Other Assets less Liabilities 0.2%	2,683,705

	NET ASSETS 100.0%	$1,299,438,064

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for purchase commitments (see Note 7).

ADR American Depositary Receipt.

See notes to schedules of investments.

SMALL CAP VALUE FUND - Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS 97.7%

	Aerospace 0.3%
83,743	HEICO Corp., Class A	$1,986,384

	Auto Parts - After Market 4.9%
559,629	Aftermarket Technology Corp.*	13,906,781
487,779	Keystone Automotive Industries, Inc.*	20,594,029

		34,500,810

	Banks 4.6%
360,020	Franklin Bank Corp.*	7,268,804
343,465	Matrix Bancorp, Inc.*	8,037,081
423,865	Placer Sierra Bancshares	9,829,429
1,238,722	UTI Bank Ltd.	7,289,776

		32,425,090

	Building Materials 1.4%
91,245	NCI Building Systems, Inc.*	4,851,497
198,214	Trex Company, Inc.*	5,131,760

		9,983,257

	Building - Miscellaneous 0.6%
141,620	Drew Industries, Inc.*	4,588,488

	Commercial Services and Supplies 3.9%
529,477	AMN Healthcare Services, Inc.*	10,748,383
301,439	Monro Muffler Brake, Inc.	9,814,854
471,360	SM&A*	2,875,296
91,285	World Fuel Services Corp.	4,170,812

		27,609,345

	Computer Services Software and Systems 0.9%
76,420	DealerTrack Holdings, Inc.*	1,689,646
517,160	NetScout Systems, Inc.*	4,613,067

		6,302,713

	Computers and Peripherals 0.1%
831,025	Torex Retail plc	1,063,006

	Consumer Electronics 0.4%
466,221	PLATO Learning, Inc.*	2,899,895

	Consumer Products 0.7%
280,683	Helen of Troy Ltd.*	5,164,567

	Containers and Packaging - Metal and Glass 0.6%
145,484	Mobile Mini, Inc.*	4,256,862

	Diversified Financial Services 2.2%
349,350	Housing Development Finance Corp. Ltd.	8,634,762
521,290	U.S.I. Holdings Corp.*	6,990,499

		15,625,261

	Education Services 0.3%
91,775	Universal Technical Institute, Inc.*	2,020,885

	Electrical and Electronics 1.3%
104,545	Power Integrations, Inc.*	1,827,447
522,430	TTM Technologies, Inc.*	7,559,562

		9,387,009

	Electronics 2.2%
701,999	Nu Horizons Electronics Corp.*	6,774,290
225,388	Supertex, Inc.*	9,001,997

		15,776,287

	Electronics - Medical Systems 0.1%
118,315	HealthTronics, Inc.*	905,110

	Electronics - Semiconductors/Components 3.3%
421,245	ASE Test Ltd.*	3,824,905
671,790	Micrel, Inc.*	6,724,618
567,265	ON Semiconductor Corp.*	3,335,518
1,112,885	Pericom Semiconductor Corp.*	9,236,945

		23,121,986

	Finance Companies 4.9%
122,890	Accredited Home Lenders Holding Co.*	5,875,371
606,730	Dollar Financial Corp.*	10,921,140
594,610	United PanAm Financial Corp.*	18,076,144

		34,872,655

	Finance - Small Loan 1.9%
476,155	AmeriCredit Corp.*	13,294,248

	Financial Data Processing Services and Systems 0.8%
626,202	Hypercom Corp.*	5,854,989

	Financial - Miscellaneous 1.6%
295,004	Fidelity National Financial, Inc.	11,490,406

	Foods 0.9%
278,686	NBTY, Inc.*	6,663,382

	Health Care Facilities 2.0%
470,990	Capital Senior Living Corp.*	4,841,777
477,634	LHC Group, Inc.*	9,514,469

		14,356,246

	Health Care Management Services 0.5%
139,544	CorVel Corp.*	3,488,600

	Health Care Services 0.9%
60,150	Amedisys, Inc.*	2,279,685
374,965	Five Star Quality Care, Inc.*	4,150,863

		6,430,548

SMALL CAP VALUE FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Home Building 2.4%
160,897	M.D.C. Holdings, Inc.	$8,355,381
6,630	NVR, Inc.*	3,256,988
217,320	Toll Brothers, Inc.*	5,556,872

		17,169,241

	Hotels, Restaurants and Leisure 0.5%
91,760	Orient-Express Hotels Ltd., Class A	3,563,958

	Household Durables 0.5%
2,936,000	Nien Made Enterprise Co. Ltd.	3,300,608

	Household Furnishings 1.0%
198,390	American Woodmark Corp.	6,951,586

	Insurance 2.8%
629,237	Hub International Ltd.	16,492,302
411,750	KMG America Corp.*	3,652,222

		20,144,524

	Investment Management Companies 3.5%
413,575	Apollo Investment Corp.	7,642,866
420,000	Ares Capital Corp.	7,110,600
400	Brantley Mezzanine Finance, LLC* ** *** +	—
638,293	MCG Capital Corp.	10,148,859

		24,902,325

	Jewelry, Watches and Gemstones 0.6%
226,860	Fossil, Inc.*	4,085,749

	Medical Services 2.3%
163,340	Magellan Health Services, Inc.*	7,400,936
8,240	RehabCare Group, Inc.*	143,211
621,530	U.S. Physical Therapy, Inc.* ++	9,099,199

		16,643,346

	Metals and Mining 0.4%
2,074,275	Consolidated Minerals Ltd.	2,727,715

	Oil and Gas 9.0%
304,520	CNX Gas Corp.*	9,135,600
729,070	Excel Coal Ltd.	4,371,216
243,880	Far East Energy Corp.*	390,208
1,230,860	Far East Energy Corp. PIPE* *** +	1,661,661
318,440	Petrohawk Energy Corp.*	4,012,344
182,740	Plains Exploration & Production Co.*	7,408,280
2,833,875	Saxon Energy Services, Inc.*	10,713,987
537,585	Toreador Resources Corp.*	15,122,266
186,590	Ultra Petroleum Corp.*	11,059,189

		63,874,751

	Printing and Copying Services 0.5%
195,720	Schawk, Inc.	3,425,100

	Production Technology Equipment 0.2%
153,230	Nanometrics, Inc.*	1,521,574

	Real Estate Investment Trusts (REIT) 14.3%
760,350	Anworth Mortgage Asset Corp.	6,310,905
314,195	Arbor Realty Trust, Inc.	7,870,585
475,000	CBRE Realty Financial, Inc.*** +	7,125,000
300,000	Crystal River Capital, Inc.*** +	7,500,000
1,483,470	HomeBanc Corp.	11,778,752
222,910	JER Investors Trust, Inc.	3,466,250
321,880	KKR Financial Corp.	6,698,323
838,535	Medical Properties Trust, Inc.	9,257,426
726,420	MortgageIT Holdings, Inc.	8,760,625
1,245,640	NorthStar Realty Finance Corp.	14,960,136
359,555	Redwood Trust, Inc.	17,557,071

		101,285,073

	Recreational Vehicles and Boats 0.3%
43,210	Thor Industries, Inc.	2,093,524

	Rental and Leasing Services - Commercial 1.8%
381,410	McGrath RentCorp	10,607,012
670,108	MicroFinancial, Inc.	2,311,873

		12,918,885

	Retail 8.1%
355,057	America's Car-Mart, Inc.*	7,211,208
460,466	Big 5 Sporting Goods Corp.	8,979,087
376,355	Global Imaging Systems, Inc.*	15,535,935
384,495	Lithia Motors, Inc., Class A	11,657,888
243,200	PETCO Animal Supplies, Inc.*	4,968,576
250,023	Rush Enterprises, Inc., Class A*	4,542,918
88,150	Rush Enterprises, Inc., Class B*	1,489,735
231,275	Tuesday Morning Corp.	3,041,266

		57,426,613

	Shoes 0.4%
139,515	Kenneth Cole Productions, Inc., Class A	3,115,370

	Truckers 5.8%
60,640	Con-way, Inc.	3,512,875
108,105	Covenant Transport, Inc., Class A*	1,645,358
208,035	J.B. Hunt Transport Services, Inc.	5,182,152
54,120	PAM Transportation Services*	1,563,527
488,991	Quality Distribution, Inc.*	6,493,800
390,535	USA Truck, Inc.*	6,959,334
662,960	Vitran Corp., Inc.* ++	15,572,930

		40,929,976

SMALL CAP VALUE FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Wholesalers 2.0%
557,475	Beacon Roofing Supply, Inc.*	$12,270,025
116,475	Houston Wire & Cable Co.*	2,003,370

		14,273,395

	Total Common Stocks (cost $529,691,030)	694,421,342

Principal Amount		Value
	CORPORATE BONDS 0.3%

	Investment Management Companies 0.3%
$2,000,000	Brantley Mezzanine Finance, LLC, 10.00%, 9/21/09*** + ^	$1,816,400

	Total Corporate Bonds (cost $1,971,948)	1,816,400

	SHORT-TERM INVESTMENTS 2.1%

	Repurchase Agreement 2.1%
15,173,000	Repurchase Agreement dated 6/30/06, 4.30% due 7/3/06 with State Street Bank and Trust Co. collateralized by $15,675,000 of United States Treasury Notes 2.25% due 2/15/07; value: $15,479,063; repurchase proceeds: $15,178,437 (cost $15,173,000)	15,173,000

	Total Short-Term Investments (cost $15,173,000)	15,173,000

	Total Investments (cost $546,835,978) 100.1%	711,410,742
	Liabilities less Other Assets (0.1)%	(844,674)

	NET ASSETS 100.0%	$710,566,068

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

++Affiliated company (see Note 5).

^Defaulted security.

PIPE Private Investment in a Public Equity.

See notes to financial statements.

STRATEGIC INCOME FUND - Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS 89.8%

	Agriculture, Fishing and Ranching 0.5%
2,250	Terra Nitrogen Co., L.P.	$48,712

	Auto Components 0.5%
42,845	Super Cheap Auto Group Ltd. (Australia)	50,612

	Banks 7.1%
129,985	Fubon Bank Ltd. (Hong Kong)	48,116
4,446	HSBC Holdings plc (United Kingdom)	77,851
4,295	Indymac Bancorp, Inc.	196,926
2,980	North Fork Bancorporation, Inc.	89,907
3,235	Popular, Inc. (Puerto Rico)	62,112
16,831	The Bank of East Asia Ltd. (Hong Kong)	69,129
3,160	The Bank of N.T. Butterfield & Son Ltd.*** (Bermuda)	179,779

		723,820

	Chemicals 1.0%
2,575	Dow Chemical Co.	100,502

	Commercial Services and Supplies 3.2%
5,480	Macquarie Infrastructure Company Trust	151,193
2,915	Monro Muffler Brake, Inc.	94,913
54,000	Raffles Education Corp. Ltd. (Singapore)	82,531

		328,637

	Cosmetics 1.0%
3,270	Avon Products, Inc.	101,370

	Diversified Financial Services 13.8%
43,285	Acta Holdings ASA (Norway)	137,589
4,325	Adjustable Rate MBS Trust (Canada)	79,433
2,085	Australian Stock Exchange Ltd. (Australia)	50,468
3,640	AWD Holding AG (Germany)	121,950
2,393	Banco de Chile ADR (Chile)	91,763
1,360	Citigroup, Inc.	65,606
6,115	Countrywide Financial Corp.	232,859
7,505	D. Carnegie & Co. AB (Sweden)	137,491
9,927	FIM Group Oyj* (Finland)	64,690
176,000	Macquarie International Infrastructure Fund Ltd. (Bermuda)	97,259
960	Oslo Bors Holdings ASA (Norway)	83,224
1,740	Perpetual Ltd. (Australia)	94,563
11,958	Treasury Group Ltd. (Australia)	91,507
880	Union Financiere de France Banque S.A. (France)	48,350

		1,396,752

	Drugs and Pharmaceuticals 0.4%
1,695	Pfizer, Inc.	39,782

	Electronics - Semiconductors/Components 1.0%
2,960	Microchip Technology, Inc.	99,308

	Energy - Miscellaneous 0.5%
5,440	Deepwell Energy Services Trust* *** + (Canada)	48,970

	Energy Equipment and Services 0.7%
3,260	Bonnett’s Energy Services Trust (Canada)	75,790

	Finance Companies 3.3%
2,155	Capital One Financial Corp.	184,145
15,535	Delta Financial Corp.	153,020

		337,165

	Financial - Miscellaneous 3.0%
2,320	Fidelity National Financial, Inc.	90,364
4,975	First American Corp.	210,293

		300,657

	Health Care Management Services 2.1%
5,835	Birner Dental Management Services, Inc.	90,442
3,010	Computer Programs & Systems, Inc.	120,280

		210,722

	Home Building 1.9%
4,640	D.R. Horton, Inc.	110,525
1,630	M.D.C. Holdings, Inc.	84,646

		195,171

	Investment Management Companies 4.3%
940	AllianceBernstein Holding L.P.	57,472
3,145	Allied Capital Corp.	90,482
5,747	Apollo Investment Corp.	106,204
10,911	Ares Capital Corp.	184,723

		438,881

	Medical and Dental Instruments and Supplies 1.0%
2,135	Landauer, Inc.	102,266

	Metals and Mining 0.6%
42,423	Consolidated Minerals Ltd. (Australia)	55,787

	Oil and Gas 1.6%
1,285	ConocoPhillips	84,206
13,320	Excel Coal Ltd. (Australia)	79,862

		164,068

STRATEGIC INCOME FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Personal Products 1.0%
9,525	Natura Cosmeticos S.A. (Brazil)	$99,939

	Real Estate 0.6%
78,000	Suntec Real Estate Investment Trust (Singapore)	61,084

	Real Estate Investment Trusts (REIT) 34.0%
4,410	American Home Mortgage Investment Corp.	162,553
5,330	American Mortgage Acceptance Company	78,564
18,135	Anthracite Capital, Inc.	220,522
17,365	Anworth Mortgage Asset Corp.	144,130
8,095	Arbor Realty Trust, Inc.	202,780
9,540	Capital Lease Funding, Inc.	108,851
3,150	Capital Trust, Inc., Class A	112,203
4,280	CapitalSource, Inc.	100,409
5,235	Deerfield Triarc Capital Corp.	67,950
9,020	Fieldstone Investment Corp.	82,623
7,310	Gramercy Capital Corp.	189,329
21,315	HomeBanc Corp.	169,241
3,855	iStar Financial, Inc.	145,526
5,950	JER Investors Trust, Inc.	92,522
9,075	KKR Financial Corp.	188,851
19,340	MFA Mortgage Investments, Inc.	133,059
16,100	MortgageIT Holdings, Inc.	194,166
1,465	New Century Financial Corp.	67,024
48,445	New York Mortgage Trust, Inc.	193,780
17,875	NorthStar Realty Finance Corp.	214,679
2,925	NovaStar Financial, Inc.	92,459
17,875	Opteum, Inc.	161,232
5,955	Redwood Trust, Inc.	290,783
3,490	Spirit Finance Corp.	39,297

		3,452,533

	Rental and Leasing Services - Commercial 2.0%
4,135	McGrath RentCorp	114,994
24,950	MicroFinancial, Inc.	86,078

		201,072

	Retail 1.0%
24,420	Topps Tiles plc (United Kingdom)	100,138

	Savings and Loans 1.7%
6,185	Commercial Capital Bancorp, Inc.	97,414
3,425	Washington Federal, Inc.	79,426

		176,840

	Securities Brokerage and Services 0.6%
2,970	CharterMac	55,569

	Transportation Infrastructure 0.8%
770	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR (Mexico)	24,524
88,000	Singapore Post Ltd. (Singapore)	60,023

		84,547

	Wireless Telecommunication Services 0.6%
300	SK Telecom Co. Ltd. (Korea)	64,503

	Total Common Stocks (cost $9,010,893)	9,115,197

	EXCHANGE TRADED FUNDS 0.9%

6,765	iShares MSCI Taiwan Index Fund	86,727

	Total Exchange Traded Funds (cost $88,827)	86,727

Principal Amount		Value
	SHORT-TERM INVESTMENTS 7.8%

	Repurchase Agreement 7.8%
$796,000	Repurchase Agreement dated 6/30/06, 4.30% due 7/3/06 with State Street Bank and Trust Co. collateralized by $810,000 of United States Treasury Bond 5.25% due 2/15/29; value: $815,607; repurchase proceeds: $796,285 (cost $796,000)	$796,000

	Total Short-Term Investments (cost $796,000)	796,000

	Total Investments (cost $9,895,720) 98.5%	9,997,924
	Other Assets less Liabilities 1.5%	147,538

	NET ASSETS 100.0%	$10,145,462

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

	+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

	ADR American Depositary Receipt.

	See notes to schedules of investments.

STRATEGIC INCOME FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

At June 30, 2006, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	4.6
Bermuda	3.0
Brazil	1.1
Canada	2.2
Chile	1.0
Finland	0.7
France	0.5
Germany	1.3
Hong Kong	1.3
Korea	0.7
Mexico	0.3
Norway	2.4
Puerto Rico	0.7
Singapore	2.2
Sweden	1.5
United Kingdom	1.9
United States	74.6

Total	100.0%

ULTRA GROWTH FUND - Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS 96.2%

	Aerospace 1.0%
56,245	Argon ST, Inc.*	$1,497,804
84,515	MTC Technologies, Inc.*	1,997,090

		3,494,894

	Banks 3.2%
255,300	HDFC Bank Ltd.	4,407,097
116,200	HDFC Bank Ltd. ADR	6,338,710

		10,745,807

	Beverage - Soft Drinks 0.5%
51,460	Peet’s Coffee & Tea, Inc.*	1,553,577

	Biotechnology Research and Production 2.5%
200,645	ArthroCare Corp.*	8,429,096

	Casinos and Gambling 1.4%
146,520	Shuffle Master, Inc.*	4,802,926

	Chemicals 0.4%
40,765	Cabot Microelectronics Corp.*	1,235,587

	Commercial Information Services 2.7%
405,295	LECG Corp.*	7,485,799
38,865	Morningstar, Inc.*	1,612,120

		9,097,919

	Commercial Services and Supplies 5.6%
52,947	Advisory Board Co. (The)*	2,546,221
144,690	AMN Healthcare Services, Inc.*	2,937,207
33,258	Corporate Executive Board Co.	3,332,452
18,819	CoStar Group, Inc.*	1,125,941
152,405	Providence Service Corp. (The)*	4,149,988
2,235,000	Raffles Education Corp. Ltd.	3,415,877
65,620	Resources Connection, Inc.*	1,641,812

		19,149,498

	Communications Technology 1.6%
181,860	Comtech Group, Inc.*	2,024,102
128,765	Novatel Wireless, Inc.*	1,336,580
61,035	WebEx Communications, Inc.*	2,169,184

		5,529,866

	Computer Services Software and Systems 9.9%
117,185	Cognizant Technology Solutions Corp., Class A*	7,894,753
121,365	DealerTrack Holdings, Inc.*	2,683,380
62,965	F5 Networks, Inc.*	3,367,368
151,240	Kanbay International, Inc.*	2,199,030
117,890	Lionbridge Technologies, Inc.*	651,932
60,665	LivePerson, Inc.*	294,225
85,730	NeuStar, Inc., Class A*	2,893,388
201,990	Opnet Technologies, Inc.*	2,617,790
32,155	SI International, Inc.*	985,872
320,193	SRA International, Inc., Class A*	8,526,740
69,710	Websense, Inc.*	1,431,843

		33,546,321

	Computer Technology 0.5%
86,250	Trident Microsystems, Inc.*	1,637,025

	Diversified Telecommunication Services 0.5%
438,838	Astra Microwave Products Ltd.	1,770,465

	Drugs and Pharmaceuticals 0.2%
30,465	Aspreva Pharmaceuticals Corp.*	826,820

	Education Services 2.1%
86,065	Laureate Education, Inc.*	3,668,951
35,240	Strayer Education, Inc.	3,422,509

		7,091,460

	Electrical and Electronics 1.4%
282,323	Power Integrations, Inc.*	4,935,006

	Electronics 0.5%
79,060	FLIR Systems, Inc.*	1,744,064

	Electronics - Medical Systems 1.5%
30,090	Intuitive Surgical, Inc.*	3,549,717
183,653	NXStage Medical, Inc.*	1,603,291

		5,153,008

	Electronics - Semiconductors/Components 15.7%
118,820	Advanced Analogic Technologies, Inc.*	1,245,234
127,807	Integrated Device Technology, Inc.*	1,812,303
540,455	Micrel, Inc.*	5,409,954
233,735	Microchip Technology, Inc.	7,841,809
140,315	Microsemi Corp.*	3,420,880
274,895	Microtune, Inc.*	1,720,843
273,885	National Semiconductor Corp.	6,532,157
117,193	PLX Technology, Inc.*	1,432,098
58,975	Saifun Semiconductors Ltd.*	1,689,634
325,840	Silicon Laboratories, Inc.*	11,453,276
148,881	SiRF Technology Holdings, Inc.*	4,796,946
181,415	Techwell, Inc.*	1,932,070
144,220	Tessera Technologies, Inc.*	3,966,050

		53,253,254

	Energy Equipment and Services 1.3%
83,320	Calfrac Well Services Ltd.	1,791,507
142,900	TGS Nopec Geophysical Co. ASA*	2,523,519

		4,315,026

ULTRA GROWTH FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Finance - Small Loan 1.2%
151,945	AmeriCredit Corp.*	$4,242,304

	Financial Information Services 0.9%
84,180	Clayton Holdings, Inc.*	1,098,549
41,510	FactSet Research Systems, Inc.	1,963,423

		3,061,972

	Financial - Miscellaneous 0.7%
128,498	First Cash Financial Services, Inc.*	2,537,836

	Health Care Facilities 9.9%
85,850	Allion Healthcare, Inc.*	746,037
217,061	Healthways, Inc.*	11,426,091
231,629	Psychiatric Solutions, Inc.*	6,638,487
491,606	United Surgical Partners International, Inc.*	14,782,592

		33,593,207

	Health Care Management Services 5.9%
258,829	AmSurg Corp.* +++	5,888,360
92,020	Healthspring, Inc.*	1,725,375
182,355	Pediatrix Medical Group, Inc.*	8,260,681
83,660	WellCare Health Plans, Inc.*	4,103,523

		19,977,939

	Health Care Providers and Services 1.0%
59,992	Icon plc ADR*	3,317,558

	Health Care Services 0.4%
20,905	Express Scripts, Inc.*	1,499,725

	Leisure Time 0.7%
52,880	Life Time Fitness, Inc.*	2,446,758

	Machinery 0.5%
128,530	Pason Systems, Inc.	1,882,696

	Medical and Dental Instruments and Supplies 7.1%
78,865	Abaxis, Inc.*	1,764,210
88,230	FoxHollow Technologies, Inc.*	2,410,444
366,120	IntraLase Corp.*	6,128,849
155,650	Kyphon, Inc.*	5,970,734
208,006	NuVasive, Inc.*	3,791,949
67,645	ResMed, Inc.*	3,175,933
15,645	Techne Corp.*	796,643

		24,038,762

	Miscellaneous Materials and Commodities 1.4%
168,760	Luna Innovations, Inc.*	1,012,560
149,400	Symyx Technologies, Inc.*	3,608,010

		4,620,570

	Oil and Gas 0.6%
152,490	Petrohawk Energy Corp.*	1,921,374

	Production Technology Equipment 1.4%
149,425	Eagle Test Systems, Inc.*	2,094,938
190,395	Rudolph Technologies, Inc.*	2,760,728

		4,855,666

	Retail 5.7%
24,540	Central Garden & Pet Co.*	1,056,447
45,435	Charlotte Russe Holdings, Inc.*	1,087,714
149,610	Guitar Center, Inc.*	6,653,157
6,319,640	Hongguo Int’l Holdings Ltd.*	2,314,886
265,625	O’Reilly Automotive, Inc.*	8,284,844

		19,397,048

	Securities Brokerage and Services 1.3%
80,440	GFI Group, Inc.*	4,339,738

	Semiconductor Equipment and Products 1.9%
35,535	CSR plc*	827,044
719,535	O2Micro International Ltd. ADR*	5,533,224

		6,360,268

	Transportation - Miscellaneous 0.1%
43,895	Traffic.com, Inc.*	245,373

	Truckers 3.0%
501,027	Knight Transportation, Inc.	10,120,745

	Total Common Stocks (cost $287,351,000)	326,771,158

	PREFERRED STOCKS 1.7%
	Biotechnology Research and Production 0.2%
169,492	Nanosys, Inc., Series D Pfd.* *** +	500,001

	Communications Technology 0.0%
91,388	Xtera Communications, Inc., Series A-1 Pfd.* *** +	99,064

	Consumer Products 0.2%
201,613	Ophthonix, Inc., Series C Pfd.* *** +	500,000

	Drugs and Pharmaceuticals 0.3%
2,830,188	Point Biomedical Corp., Series F Pfd.* *** +	1,050,000

	Electronics - Medical Systems 0.3%
1,080,146	Zonare Medical Systems, Inc., Series E Pfd.* *** +	895,441

ULTRA GROWTH FUND - Schedule of Investments (continued)

June 30, 2006 (Unaudited)

Shares		Value
	Health Care Management Services 0.2%
516,161	Elder Health, Inc., Series G Pfd.* *** +	$571,428
108,917	TargetRX, Inc., Series D Pfd.* *** +	230,904

		802,332

	Medical and Dental Instruments and Supplies 0.4%
243,902	TherOx, Inc., Series I Pfd.* *** +	1,000,000
253,064	Transoma Medical, Inc., Series B Pfd.* *** +	475,001

		1,475,001

	Utilities - Telecommunications 0.1%
64,269	Neutral Tandem, Inc., Series C Pfd.* *** +	403,796

	Total Preferred Stocks (cost $6,280,194)	5,725,635

	LIMITED PARTNERSHIP INTEREST 0.5%

	Other 0.5%
	Montagu Newhall Global Partners II-B, L.P.* *** +	1,448,882
	Montagu Newhall Global Partners III-B, L.P.* *** +	122,354

		1,571,236

	Total Limited Partnership Interest (cost $1,699,292)	1,571,236

	WARRANTS 0.0%

	Drugs and Pharmaceuticals 0.0%
849,056	Point Biomedical Corp. expiring 2/16/12* *** +	—

	Electronics - Medical Systems 0.0%
162,021	Zonare Medical Systems, Inc., expiring 6/30/11* *** +	—

	Total Warrants (cost $0)	—

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
$4,396,000	Repurchase Agreement dated 6/30/06, 4.30% due 7/3/06 with State Street Bank and Trust Co. collateralized by $4,535,000 of United States Treasury Notes 4.25% due 11/30/07; value: $4,483,981; repurchase proceeds: $4,397,575 +++ (cost $4,396,000)	$4,396,000

	Total Short-Term Investments (cost $4,396,000)	4,396,000

	Total Investments (cost $299,726,486) 99.7%	338,464,029
	Other Assets less Liabilities 0.3%	1,005,675

	NET ASSETS 100.0%	$339,469,704

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for purchase commitments (See Note 7).

ADR American Depositary Receipts.

See notes to schedules of investments.

U.S. TREASURY FUND - Schedule of Investments

June 30, 2006 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.8%
$14,400,000	U.S. Treasury Bond, 5.25%, 11/15/28	$14,332,493
32,070,000	U.S. Treasury Bond, 5.25%, 2/15/29	31,929,694
10,800,000	U.S. Treasury Bond, 5.50%, 8/15/28	11,096,158
6,800,000	U.S. Treasury Bond, 6.125%, 11/15/27	7,513,470
4,300,000	U.S. Treasury Bond, 6.375%, 8/15/27	4,880,835
4,500,000	U.S. Treasury Bond, 6.625%, 2/15/27	5,239,687
5,650,000	U.S. Treasury Bond, 6.75%, 8/15/26	6,646,694
4,755,000	U.S. Treasury Bond, 6.875%, 8/15/25	5,638,389
4,930,000	U.S. Treasury Bond, 7.50%, 11/15/24	6,179,449
17,216,000	U.S. Treasury Strip, principal only, 11/15/21	7,602,981
82,600,000	U.S. Treasury Strip, principal only, 8/15/25	30,105,470
186,800,000	U.S. Treasury Strip, principal only, 11/15/27	60,963,114
	Total U.S. Government Obligations (cost $202,690,600)	192,128,434

	SHORT-TERM INVESTMENTS 0.7%

	Repurchase Agreement 0.7%
$1,385,000	Repurchase Agreement dated 6/30/06, 4.30% due 7/3/06 with State Street Bank and Trust Co. collateralized by $1,405,000 of United States Treasury Bond 5.25% due 2/15/29; value: $1,414,725; repurchase proceeds: $1,385,496 (cost $1,385,000)	1,385,000

	Total Short-Term Investments (cost $1,385,000)	1,385,000

	Total Investments (cost $204,075,600) 99.5%	193,513,434
	Other Assets less Liabilities 0.5%	1,061,378

	NET ASSETS 100.0%	$194,574,812

	See notes to schedules of investments.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds, Inc. is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 12 series or “funds” (each a “Fund” and collectively the “Funds”). The Core Growth, Global Science & Technology, Heritage Growth, International Growth, International Opportunities, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Strategic Income and Ultra Growth Funds (collectively the “Equity Funds”) are non-diversified funds and the Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) is a diversified fund. Each Fund maintains its own investment objective. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor”) as investment advisor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2006.

Valuation of Securities – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the latest quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on Nasdaq, such securities are valued using the Nasdaq Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on any exchange or market on a given day, then the security is valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at current market value by a commercial pricing service, or by using the last sale or bid price. Short term securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments will be valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee of the Advisor with oversight by the Board of Directors. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow- on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

Additionally, a Fund’s investments will be valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as SPDRs and other exchange traded funds (ETFs); and alternative market quotes on the affected securities. In addition, the Funds may use a systematic fair valuation model provided by an independent third party in certain circumstances to assist in adjusting the valuation of foreign securities.

As of June 30, 2006, the aggregate amount of fair valued securities, excluding any foreign securities fair valued pursuant to a systematic fair valuation model, as a percentage of net assets for the Funds was as follows:

Core Growth Fund	0.67%
Global Science & Technology Fund	1.19%
Heritage Growth Fund	—
International Growth Fund	2.39%
International Opportunities Fund	0.64%
Micro Cap Fund	0.12%
Micro Cap Value Fund	0.78%
Small Cap Growth Fund	2.43%
Small Cap Value Fund	2.55%
Strategic Income Fund	2.25%
Ultra Growth Fund	2.15%
U.S. Treasury Fund	—

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rate. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current exchange rate prevailing on the transaction date. Transactions in foreign denominated assets may involve greater risks than domestic transactions, including currency, political, economic, regulatory and market risks.

Investment in Securities – Security transactions are accounted for on the trade date.

Short Sales – To a limited extent, the Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. If a fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Options Transactions – The Equity Funds may buy and sell put and call options, write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2006 (UNAUDITED)

Options Transactions (continued)

The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

3. OPTIONS CONTRACTS WRITTEN

Options written activity during the period ended June 30, 2006 was as follows:

	Options outstanding at Beginning of Period	Written	Closed	Exercised	Expired	Options outstanding at End of Period
Micro Cap Value Fund
Premium amount	$180,487	$184,335	$—	$(74,031)	$(290,791)	$—
Number of Contracts	946	1,090	—	(501)	(1,535)	—
Small Cap Value Fund
Premium amount	$123,745	$15,624	$—	$—	$(139,369)	$—
Number of Contracts	500	110	—	—	(610)	—

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2006 (UNAUDITED)

4. FEDERAL INCOME TAX INFORMATION

As of June 30, 2006, the cost and unrealized appreciation (depreciation) of securities, excluding written options and securities sold short, on a tax basis were as follows:

	Core Growth Fund	Global Science & Technology Fund	Heritage Growth Fund	International Growth Fund	International Opportunities Fund	Micro Cap Fund
Cost	$1,233,759,251	$120,152,997	$256,568,272	$302,168,788	$27,978,444	$474,424,721

Gross appreciation	$344,090,857	$18,697,434	$25,857,148	$103,658,428	$10,283,826	$158,172,429
Gross (depreciation)	(42,710,917)	(8,971,990)	(16,617,991)	(16,156,641)	(1,665,236)	(38,919,030)

Net appreciation (depreciation)	$301,379,940	$9,725,444	$9,239,157	$87,501,787	$8,618,590	$119,253,399

	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Strategic Income Fund[1]	Ultra Growth Fund	U.S. Treasury Fund
Cost	$80,890,943	$1,051,473,922	$547,269,104	$9,895,720	$300,502,076	$204,119,980

Gross appreciation	$20,042,770	$309,437,396	$181,811,213	$388,239	$51,711,154	$656,170
Gross (depreciation)	(5,918,951)	(64,156,959)	(17,669,575)	(286,035)	(13,749,201)	(11,262,716)

Net appreciation (depreciation)	$14,123,819	$245,280,437	$164,141,638	$102,204	$37,961,953	$(10,606,546)

1Inception date of Fund was February 1, 2006.

The difference between book-basis and tax-basis unrealized gains are primarily attributable to wash sales and other temporary tax adjustments.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2006 (UNAUDITED)

5. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2006 with “affiliated companies” as so defined:

	Share Activity					Dividends Credited to Income for the Nine Months ended 6/30/06	Gain (Loss) Realized on Sale of Shares for the Nine Months ended 6/30/06
	Balance 09/30/05	Purchases	Sales	Balance 6/30/06
Core Growth Fund
WCA Waste Corp.	778,075	—	389	777,686	*	$—	$(552)
Micro Cap Fund
Advanced Power Technology, Inc.	835,495	725	836,220	—	*	$—	$3,855,576
AutoInfo, Inc.	—	1,986,350	—	1,986,350		—	—
Commercial Solutions, Inc.	1,000,000	—	68,805	931,195		—	277,621
Encision, Inc.	340,000	—	131,060	208,940	*	—	46,377
Enpath Medical, Inc.	436,825	—	—	436,825		—	—
Epic Bancorp	—	192,400	—	192,400		7,696	—
inTEST Corp.	528,550	—	—	528,550		—	—
IRIDEX Corp.	650,575	—	330,070	320,505	*	—	2,052,831
Ophthalmic Imaging Systems, Inc.	—	797,000	—	797,000	*	—	—
SM&A	857,000	486,895	162,390	1,181,505		—	(464,067)
U.S. Physical Therapy, Inc.	632,862	87,150	61,800	658,212		—	291,206
VNUS Medical Technologies, Inc.	347,655	424,695	—	772,350		—	—

						$7,696	$6,059,544
Small Cap Growth Fund
AmSurg Corp.	1,486,133	221,470	536,055	1,171,548	*	$—	$3,001,164
Small Cap Value Fund
Transport Corporation of America, Inc.	392,442	—	392,442	—	*	$—	$1,394,261
U.S. Physical Therapy, Inc.	541,025	80,505	—	621,530		—	—
Vitran Corp., Inc.	601,900	61,060	—	662,960		—	—

						$—	$1,394,261

*	No longer affiliated as of June 30, 2006.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2006 (UNAUDITED)

6. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A under the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, with oversight by the Board of Directors and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2006, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Core Growth Fund
DataPath, Inc.	Common Stock	6/23/06	$7,602,980	$7,602,980	0.49%
Brantley Mezzanine Finance, LLC	Common Units	9/21/04	60,000	—	—
Brantley Mezzanine Finance, LLC, 10.00%, 9/21/09	Corporate Bond	9/21/04	2,940,000	2,724,600	0.18%

			$10,602,980	$10,327,580	0.67%
Global Science & Technology Fund
Acusphere, Inc.	Warrants	7/29/04 -10/20/04	$—	$—	—
BlueArc Corp., Series DD	Preferred Stock	6/6/06	324,998	324,998	0.25%
Incipient, Inc. , Series D	Preferred Stock	2/7/06	139,219	139,219	0.11%
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 -3/20/06	122,144	160,987	0.12%
Neutral Tandem Inc., Series C	Preferred Stock	2/2/06	111,107	111,107	0.08%
Point Biomedical Corp.	Warrants	2/16/05	—	—	—
Point Biomedical Corp., Series F	Preferred Stock	2/16/05	150,000	105,000	0.08%
Xtera Communications, Inc., Series A-1	Preferred Stock	9/3/03	7,076	7,076	0.01%

			$854,544	$848,387	0.65%
International Opportunities Fund
Deepwell Energy Services Trust	Common Stock	4/28/06	$233,926	$235,804	0.64%
Micro Cap Fund
DrugMax, Inc.	Warrants	12/1/04	$—	$—	—
Point Biomedical Corp.	Warrants	2/16/05	—	—	—
Point Biomedical Corp., Series F	Preferred Stock	2/16/05	1,000,000	700,000	0.12%

			$1,000,000	$700,000	0.12%
Micro Cap Value Fund
Acusphere, Inc.	Warrants	7/29/04 -10/20/04	$—	$—	—
CorVu Corp.	Warrants	11/17/03	—	—	—
Deepwell Energy Services Trust	Common Stock	4/28/06	610,511	615,414	0.64%
DrugMax, Inc.	Warrants	12/1/04	—	—	—
Point Biomedical Corp.	Warrants	2/16/05	—	—	—
Point Biomedical Corp., Series F	Preferred Stock	2/16/05	200,000	140,000	0.14%

			$810,511	$755,414	0.78%

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2006 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Small Cap Growth Fund
Elder Health, Inc., Series G	Preferred Stock	11/1/04	$571,428	$571,428	0.05%
Incipient, Inc. , Series D	Preferred Stock	2/7/06	1,860,778	1,860,778	0.14%
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 -3/20/06	1,221,935	1,609,868	0.12%
Montagu Newhall Global Partners III-B, L.P.	LP Interest	3/16/06	37,500	122,354	0.01%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	2,000,000	0.15%
Neutral Tandem Inc., Series C	Preferred Stock	2/2/06	1,485,102	1,485,102	0.12%
NXStage Medical, Inc.	Common Stock	7/8/05 - 7/15/05	1,117,371	1,185,288	0.09%
Point Biomedical Corp.	Warrants	2/16/05	—	—	—
Point Biomedical Corp., Series F	Preferred Stock	2/16/05	2,000,000	1,400,000	0.11%
TargetRX, Inc., Series D	Preferred Stock	4/8/05	769,098	769,098	0.06%
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—
Zonare Medical Systems, Inc., Series E	Preferred Stock	6/30/04	1,500,000	1,343,162	0.10%

			$12,563,212	$12,347,078	0.95%
Small Cap Value Fund
Brantley Mezzanine Finance, LLC	Common Units	9/21/04	$40,000	$—	—
Brantley Mezzanine Finance, LLC, 10.00%, 9/21/09	Corporate Bond	9/21/04	1,960,000	1,816,400	0.26%
CBRE Realty Financial, Inc.	Common Stock	6/2/05	7,125,000	7,125,000	1.00%
Crystal River Capital, Inc.	Common Stock	3/9/05	7,500,000	7,500,000	1.06%
Far East Energy Corp. PIPE	Common Stock	6/30/06	1,661,661	1,661,661	0.23%

			$18,286,661	$18,103,061	2.55%
Strategic Income Fund
Deepwell Energy Services Trust	Common Stock	4/28/06	$48,580	$48,970	0.48%
Ultra Growth Fund
Elder Health, Inc., Series G	Preferred Stock	11/1/04	$571,428	$571,428	0.17%
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 -3/20/06	1,099,292	1,448,882	0.42%
Montagu Newhall Global Partners III-B, L.P.	LP Interest	3/16/06	37,500	122,354	0.04%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	500,001	0.15%
Neutral Tandem Inc., Series C	Preferred Stock	2/2/06	403,796	403,796	0.12%
Ophthonix, Inc., Series C	Preferred Stock	9/23/05	500,000	500,000	0.15%
Point Biomedical Corp.	Warrants	2/16/05	—	—	—
Point Biomedical Corp., Series F	Preferred Stock	2/16/05	1,500,000	1,050,000	0.31%
TargetRX, Inc., Series D	Preferred Stock	4/8/05	230,904	230,904	0.07%
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	1,000,000	0.29%
Transoma Medical, Series B	Preferred Stock	1/20/06	475,001	475,001	0.14%
Xtera Communications, Inc., Series A-1	Preferred Stock	9/3/03	99,064	99,064	0.03%
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—
Zonare Medical Systems, Inc., Series E	Preferred Stock	6/30/04	1,000,000	895,441	0.26%

			$7,416,986	$7,296,871	2.15%

PIPE Private Investment in a Public Equity

LP Limited Partnership Interest

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2006 (UNAUDITED)

7. PURCHASE COMMITMENTS

In September 2003, the Global Science & Technology, Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners II-B, L.P. The remaining commitment amounts at June 30, 2006 were $322,500, $3,225,000 and $2,902,500, respectively. Securities held by the Funds have been designated to meet these purchase commitments.

In November 2004, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire shares of Elder Health, Inc., Series G Pfd. The remaining commitment amounts at June 30, 2006 were $428,572 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners III-B, L.P. The remaining commitment amounts at June 30, 2006 were $1,372,500 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

8. CONTINGENT PAYMENTS

In February 2006, GeneOhm Sciences, Inc., a holding in the Small Cap Growth and Ultra Growth Funds, was acquired by Becton, Dickinson and Company. The purchase price consisted of an up-front cash payment and may include additional contingent payments up to $1,576,538 and $473,412, respectively, based on future events occurring on or before December 31, 2007.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS, INC.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds, Inc.

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds, Inc.

Date: August 29, 2006

By:	/s/ Venice F. Edwards
Venice F. Edwards
Vice President/Treasurer (principal financial and accounting officer) of Wasatch Funds, Inc.

Date: August 29, 2006